  As filed with the Securities and Exchange Commission on April 30, 2001

                                                      Registration No. 333-62695
                                                       Registration No. 811-5343

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                           The Securities Act of 1933

                               ----------------

                         Pre-Effective Amendment No.

                      Post-Effective Amendment No. 5
           For Registration Under the Investment Company Act of 1940

                             Amendment No. 65
                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Donita M. King
              Senior Vice President, General Counsel and Secretary
                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------

It is proposed that this filing will become effective:
 [_] immediately upon filing pursuant to paragraph (b) of Rule 485

 [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
 [_]  60 days after filing pursuant to paragraph (a) of Rule 485
 [_] on        pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered:
                                      Individual Flexible Premium Variable
                                      Deferred Annuity Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):

  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1


Expense Table...............................................................   3


Portfolio Annual Expenses...................................................   4


Synopsis....................................................................  12


Investment Results..........................................................  16


Financial Statements........................................................  17


GE Life and Annuity Assurance Company.......................................  18


Account 4...................................................................  19


The Guarantee Account.......................................................  29


Charges and Other Deductions................................................  31


The Policy..................................................................  36


Transfers...................................................................  40


Surrenders..................................................................  44


The Death Benefit...........................................................  47


Income Payments.............................................................  54


Federal Tax Matters.........................................................  58


Voting Rights...............................................................  66


Requesting Payments.........................................................  67


Distribution of the Policies................................................  68


Additional Information......................................................  70


Condensed Financial Information.............................................  72


Appendix A.................................................................. A-1


Appendix B.................................................................. B-1


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Home Office -- Our offices at 6610 W. Broad St., Richmond, VA 23230. The term "we" may be used throughout this Prospectus in connection with calculations of Account Value; in these instances, the term "we" has the same meaning as Home Office.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for regular trading except for days that the Investment Subdivision's corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculations of Account Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table


This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium payment
 surrendered/withdrawn)                                                8.00%

We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                               $10

Annual Expenses (deducted daily as a percentage of Account Value in
 Account 4):
----------------------------------------------------------------------------
Mortality and Expense Risk Charge                                      1.30%

Administrative Expense Charge                                           .25%
                                                                       -----
Total Annual Expenses                                                  1.55%

Other Annual Expenses:
----------------------------------------------------------------------------
Annual Policy Maintenance Charge/2/                                    $  25

Maximum Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
 percentage of prior Policy year's average benefit amount)/3/           .35%
----------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.

 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.

 /3/If the Optional Guaranteed Minimum Death Benefit applies. We currently charge .25% of the prior year's average benefit amount. (This may be referred to as the "Six Percent EstateProtectorSM" in our marketing materials.)

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                                                  Total Annual
                                                                                                    Expenses
                                                   Management Fees                    Other        (after fee
                                                     (after fee          Service Expenses (after  waivers and
                                                     waivers as    12b-1  Share  reimbursements  reimbursements
Portfolios                                           applicable)   Fees   Fees   as applicable)  as applicable)
---------------------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                         .75%       -- %   -- %        .04%            .79%
 Alger American Small Capitalization Portfolio           .85        --     --          .05             .90
Federated Insurance Series
 Federated American Leaders Fund II                      .75        --     --          .12             .87
 Federated High Income Bond Fund II/1/                   .60        --     --          .16             .76
 Federated Utility Fund II                               .75        --     --          .16             .91
Fidelity Variable Insurance Products Fund*/2/
 VIP Equity-Income Portfolio                             .48        --     --          .08             .56
 VIP Growth Portfolio                                    .57        --     --          .08             .65
 VIP Overseas Portfolio                                  .72        --     --          .17             .89
Fidelity Variable Insurance Products Fund II*/3/
 VIP II Asset Manager Portfolio                          .53        --     --          .08             .61
 VIP II Contrafund Portfolio                             .57        --     --          .09             .66
Fidelity Variable Insurance Products Fund III*/4/
 VIP III Growth & Income Portfolio                       .48        --     --          .10             .58
 VIP III Growth Opportunities Portfolio                  .58        --     --          .10             .68
GE Investments Funds, Inc./5/
 Income Fund                                             .50        --     --          .06             .56
 International Equity Fund                              1.00        --     --          .06            1.06
 Mid-Cap Value Equity Fund                               .65        --     --          .05             .70
 Money Market Fund                                       .28        --     --          .04             .32
 Premier Growth Equity Fund                              .65        --     --          .02             .67
 Real Estate Securities Fund                             .85        --     --          .07             .92
 S&P 500 Index Fund                                      .35        --     --          .04             .39
 Total Return Fund                                       .50        --     --          .04             .54
 U.S. Equity Fund                                        .55        --     --          .04             .59
Goldman Sachs Variable Insurance Trust/6/
 Goldman Sachs Growth and Income Fund                    .75        --     --          .25            1.00
 Goldman Sachs Mid Cap Value Fund                        .80        --     --          .25            1.05
Janus Aspen Series/7/
 Aggressive Growth Portfolio --  Institutional
  Shares                                                 .65        --     --          .01             .66
 Balanced Portfolio -- Institutional Shares              .65        --     --          .01             .66
 Capital Appreciation Portfolio --  Institutional
  Shares                                                 .65        --     --          .02             .67
 Flexible Income Portfolio --  Institutional
  Shares                                                 .65        --     --          .11             .76
 Global Life Sciences Portfolio --  Service
  Shares                                                 .65        .25    --          .30            1.20
 Global Technology Portfolio --  Service Shares          .65        .25    --          .04             .94
 Growth Portfolio -- Institutional Shares                .65        --     --          .02             .67
 International Growth Portfolio --  Institutional
  Shares                                                 .65        --     --          .06             .71
 Worldwide Growth Portfolio --  Institutional
  Shares                                                 .65        --     --          .04             .69

                                                                                              Total Annual
                                                                                                Expenses
                                               Management Fees                    Other        (after fee
                                                 (after fee          Service Expenses (after  waivers and
                                                 waivers as    12b-1  Share  reimbursements  reimbursements
Portfolios                                       applicable)   Fees   Fees   as applicable)  as applicable)
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA               .62        --     --          .02             .64
 Oppenheimer Bond Fund/VA                            .72        --     --          .04             .76
 Oppenheimer Capital Appreciation Fund/VA            .64        --     --          .03             .67
 Oppenheimer High Income Fund/VA                     .74        --     --          .05             .79
 Oppenheimer Multiple Strategies Fund/VA             .72                           .04             .76
Salomon Brothers Variable Series Funds Inc/8/
 Salomon Investors Fund                              .70        --     --          .21             .91
 Salomon Strategic Bond Fund                         .36        --     --          .64            1.00
 Salomon Total Return Fund                           .46        --     --          .54            1.00

--------------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement is applicable.

 /1/Federated did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The total expenses for the High Income Bond II were 1.01%, consisting of .60% management fee, .25% service fee and .16% other fees. The shareholder services provider agrees to voluntarily waive this accrual through December 31, 2001.

 /2/Actual annual operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of a certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 2000 for the VIP Equity-Income Portfolio would have been total annual expenses of .55%; for VIP Overseas Portfolio total annual expenses of .87%; for VIP Growth Portfolio total annual expenses of .64%. See the accompanying fund prospectus for details.


 /3/Actual annual operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 2000 for VIP II Contrafund Portfolio total annual expenses of .63%. See the accompanying fund prospectus for details.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of a certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 2000 for VIP III Growth & Income Portfolio would have been total annual expenses of .57%; for VIP III Growth Opportunities Portfolio total annual expenses of .66%. See the accompanying fund prospectus for details.

/5/ GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /6/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the total annual expenses of the Growth and Income Fund would have been 1.22%, consisting of .75% management fees and .47% other expenses; the total annual expenses of the Mid Cap Value Fund total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses.

 /7/The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

    Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /8/Salomon voluntarily waived certain fee and reimbursements, without these waivers the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 2000 for Strategic Bond Fund would have been total annual expenses of 1.39%, consisting of .75% management fees and .64% other expenses; for Total Return Fund total annual expenses would have been 1.34%, consisting of .80% management fees and .54% other expenses.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples they vary based on riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due), and assume that we have not applied the bonus credits. To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider ("GMDB"), the examples assume that the maximum charge (.35% of the prior Policy year's average benefit amount) applies. The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

                                     * * *

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB rider):

1. If you surrender* your Policy at the end of the applicable period:

                                                      Without GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                 96.71 139.05  175.05   277.63
 Alger American Small Capitalization Portfolio   97.81 142.35  180.54   288.52
Federated Insurance Series
 Federated American Leaders Fund II              97.51 141.45  179.05   285.56
 Federated High Income Bond Fund II              96.41 138.15  173.55   274.63
 Federated Utility Fund II                       97.91 142.65  181.04   289.51
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                     94.41 132.12  163.47   254.42
 VIP Growth Portfolio                            95.31 134.84  168.02   263.57
 VIP Overseas Portfolio                          97.71 142.05  180.04   287.54
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio                  94.91 133.63  166.00   259.51
 VIP II Contrafund Portfolio                     95.41 135.14  168.52   264.58
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio               94.61 132.72  164.48   256.46
 VIP III Growth Opportunities Portfolio          95.61 135.74  169.53   266.60
GE Investments Funds, Inc.
 Income Fund                                     94.41 132.12  163.47   254.42
 International Equity Fund                       99.41 147.13  188.47   304.15
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                   95.81 136.34  170.54   268.61
 Money Market Fund                               92.00 124.83  151.24   229.58
 Premier Growth Equity Fund                      95.51 135.44  169.03   265.59
 Real Estate Securities Fund                     98.01 142.95  181.54   290.49
 S & P 500 Index Fund                            92.70 126.96  154.82   236.89
 Total Return Fund                               72.00 131.51  162.46   252.37
 U.S. Equity Fund                                94.71 133.02  164.99   257.48
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund            98.81 145.34  185.51   298.32
 Goldman Sachs Mid Cap Value Fund                99.31 146.83  187.98   303.18
Janus Aspen Series
 Aggressive Growth Portfolio                     95.41 135.14  168.52   264.58
 Balanced Portfolio                              95.41 135.14  168.52   264.58
 Capital Appreciation Portfolio                  95.51 135.44  169.03   265.59
 Flexible Income Portfolio                       96.41 138.15  173.55   274.63
 Global Life Sciences Portfolio                 100.81 151.29  195.36   317.59
 Global Technology Portfolio                     98.21 143.55  182.53   292.45
 Growth Portfolio                                95.51 135.44  169.03   265.59
 International Growth Portfolio                  95.91 136.65  171.04   269.62
 Worldwide Growth Portfolio                      95.71 136.04  170.03   267.60
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA           95.21 134.53  167.51   262.55
 Oppenheimer Bond Fund/VA                        96.41 138.15  173.55   274.63
 Oppenheimer Capital Appreciation Fund/VA        95.51 135.44  169.03   265.59
 Oppenheimer High Income Fund/VA                 96.71 139.05  175.05   277.63
 Oppenheimer Multiple Strategies Fund/VA         96.41 138.15  173.55   274.63
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                          97.91 142.65  181.04   289.51
 Salomon Strategic Bond Fund                     98.81 145.34  185.51   298.32
 Salomon Total Return Fund                       98.81 145.34  185.51   298.32
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                      Without GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                24.71   76.05  130.05   277.63
 Alger American Small Capitalization Portfolio  25.81   79.35  135.54   288.52
Federated Insurance Series
 Federated American Leaders Fund II             25.51   78.45  134.05   285.56
 Federated High Income Bond Fund II             24.41   75.15  128.55   274.63
 Federated Utility Fund II                      25.91   79.65  136.04   289.51
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                    22.41   69.12  118.47   254.42
 VIP Growth Portfolio                           23.31   71.84  123.02   263.57
 VIP Overseas Portfolio                         25.71   79.05  135.04   287.54
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio                 22.91   70.63  121.00   259.51
 VIP II Contrafund Portfolio                    23.41   72.14  123.52   264.58
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio              22.61   69.72  119.48   256.46
 VIP III Growth Opportunities Portfolio         23.61   72.74  124.53   266.60
GE Investments Funds, Inc.
 Income Fund                                    22.41   69.12  118.47   254.42
 International Equity Fund                      27.41   84.13  143.47   304.15
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                  23.81   73.34  125.54   268.61
 Money Market Fund                              20.00   61.83  106.24   229.58
 Premier Growth Equity Fund                     23.51   72.44  124.03   265.59
 Real Estate Securities Fund                    26.01   79.95  136.54   290.49
 S & P 500 Index Fund                           20.70   63.96  109.82   236.89
 Total Return Fund                              22.21   68.51  117.46   252.37
 U.S. Equity Fund                               22.71   70.02  119.99   257.48
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund           26.81   82.34  140.51   298.32
 Goldman Sachs Mid Cap Value Fund               27.31   83.83  142.98   303.18
Janus Aspen Series
 Aggressive Growth Portfolio                    23.41   72.14  123.52   264.58
 Balanced Portfolio                             23.41   72.14  123.52   264.58
 Capital Appreciation Portfolio                 23.51   72.44  124.03   265.59
 Flexible Income Portfolio                      24.41   75.15  128.55   274.63
 Global Life Sciences Portfolio                 28.81   88.29  150.36   317.59
 Global Technology Portfolio                    26.21   80.55  137.53   292.45
 Growth Portfolio                               23.51   72.44  124.03   265.59
 International Growth Portfolio                 23.91   73.65  126.04   269.62
 Worldwide Growth Portfolio                     23.71   73.04  125.03   267.60
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA          23.21   71.53  122.51   262.55
 Oppenheimer Bond Fund/VA                       24.41   75.15  128.55   274.63
 Oppenheimer Capital Appreciation Fund/VA       23.51   72.44  124.03   265.59
 Oppenheimer High Income Fund/VA                24.71   76.05  130.05   277.63
 Oppenheimer Multiple Strategies Fund/VA        24.41   75.15  128.55   274.63
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                         25.91   79.65  136.04   289.51
 Salomon Strategic Bond Fund                    26.81   82.34  140.51   298.32
 Salomon Total Return Fund                      26.81   82.34  140.51   298.32
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB rider):

3.  If you surrender* your Policy at the end of the applicable period:

                                                        With GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                100.27 150.11  194.16   319.52
 Alger American Small Capitalization Portfolio  101.37 153.39  199.59   330.18
Federated Insurance Series
 Federated American Leaders Fund II             101.07 152.50  198.11   327.29
 Federated High Income Bond Fund II              99.97 149.22  192.67   316.59
 Federated Utility Fund II                      101.47 153.69  200.09   331.15
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                     97.97 143.22  182.69   296.81
 VIP Growth Portfolio                            98.87 145.92  187.19   305.76
 VIP Overseas Portfolio                         101.27 153.10  199.10   329.22
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio                  98.47 144.72  185.19   301.79
 VIP II Contrafund Portfolio                     98.97 146.22  187.69   306.75
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio               98.17 143.82  183.69   298.81
 VIP III Growth Opportunities Portfolio          99.17 146.82  188.69   308.73
GE Investments Funds, Inc.
 Income Fund                                     97.97 143.22  182.69   296.81
 International Equity Fund                      102.97 158.15  207.45   345.47
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                   99.37 147.42  189.68   310.70
 Money Market Fund                               95.52 135.51  169.22   266.40
 Premier Growth Equity Fund                      99.07 146.52  188.19   307.74
 Real Estate Securities Fund                    101.57 160.94  214.33   362.01
 S & P 500 Index Fund                            96.27 138.09  174.12   279.65
 Total Return Fund                               72.00 142.62  181.68   294.81
 U.S. Equity Fund                                98.27 144.12  184.19   299.80
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund           102.37 156.37  204.51   339.77
 Goldman Sachs Mid Cap Value Fund               102.87 157.85  206.96   344.52
Janus Aspen Series
 Aggressive Growth Portfolio                     98.97 146.22  187.69   306.75
 Balanced Portfolio                              98.97 146.22  187.69   306.75
 Capital Appreciation Portfolio                  99.07 146.52  188.19   307.74
 Flexible Income Portfolio                       99.97 149.22  192.67   316.59
 Global Life Sciences Portfolio                 104.36 162.28  214.27   358.62
 Global Technology Portfolio                    101.77 154.58  201.56   334.03
 Growth Portfolio                                99.07 146.52  188.19   307.74
 International Growth Portfolio                  99.47 147.72  190.18   311.69
 Worldwide Growth Portfolio                      99.27 147.12  189.19   309.72
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA           98.77 145.62  186.69   304.77
 Oppenheimer Bond Fund/VA                        99.97 149.22  192.67   316.59
 Oppenheimer Capital Appreciation Fund/VA        99.07 146.52  188.19   307.74
 Oppenheimer High Income Fund/VA                100.27 150.11  194.16   319.52
 Oppenheimer Multiple Strategies Fund/VA         99.97 149.22  192.67   316.59
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                         101.47 153.69  200.09   331.15
 Salomon Strategic Bond Fund                    102.37 156.37  204.51   339.77
 Salomon Total Return Fund                      102.37 156.37  204.51   339.77
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                        With GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                28.27   87.11  149.16   319.52
 Alger American Small Capitalization Portfolio  29.37   90.39  154.59   330.18
Federated Insurance Series
 Federated American Leaders Fund II             29.07   89.50  153.11   327.29
 Federated High Income Bond Fund II             27.97   86.22  147.67   316.59
 Federated Utility Fund II                      29.47   90.69  155.09   331.15
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                    25.97   80.22  137.69   296.81
 VIP Growth Portfolio                           26.87   82.92  142.19   305.76
 VIP Overseas Portfolio                         29.27   90.10  154.10   329.22
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio                 26.47   81.72  140.19   301.79
 VIP II Contrafund Portfolio                    26.97   83.22  142.69   306.75
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio              26.17   80.82  138.69   298.81
 VIP III Growth Opportunities Portfolio         27.17   83.82  143.69   308.73
GE Investments Funds, Inc.
 Income Fund                                    25.97   80.22  137.69   296.81
 International Equity Fund                      30.97   95.15  162.45   345.47
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                  27.37   84.42  144.68   310.70
 Money Market Fund                              23.52   72.51  124.22   266.40
 Premier Growth Equity Fund                     27.07   83.52  143.19   307.74
 Real Estate Securities Fund                    29.57   97.94  169.33   362.01
 S & P 500 Index Fund                           24.27   75.09  129.12   279.65
 Total Return Fund                              25.77   79.62  136.68   294.81
 U.S. Equity Fund                               26.27   81.12  139.19   299.80
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund           30.37   93.37  159.51   339.77
 Goldman Sachs Mid Cap Value Fund               30.87   94.85  161.96   344.52
Janus Aspen Series
 Aggressive Growth Portfolio                    26.97   83.22  142.69   306.75
 Balanced Portfolio                             26.97   83.22  142.69   306.75
 Capital Appreciation Portfolio                 27.07   83.52  143.19   307.74
 Flexible Income Portfolio                      27.97   86.22  147.67   316.59
 Global Life Sciences Portfolio                 32.36   99.28  169.27   358.62
 Global Technology Portfolio                    29.77   91.58  156.56   334.03
 Growth Portfolio                               27.07   83.52  143.19   307.74
 International Growth Portfolio                 27.47   84.72  145.18   311.69
 Worldwide Growth Portfolio                     27.27   84.12  144.19   309.72
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA          26.77   82.62  141.69   304.77
 Oppenheimer Bond Fund/VA                       27.97   86.22  147.67   316.59
 Oppenheimer Capital Appreciation Fund/VA       27.07   83.52  143.19   307.74
 Oppenheimer High Income Fund/VA                28.27   87.11  149.16   319.52
 Oppenheimer Multiple Strategies Fund/VA        27.97   86.22  147.67   316.59
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                         29.47   90.69  155.09   331.15
 Salomon Strategic Bond Fund                    30.37   93.37  159.51   339.77
 Salomon Total Return Fund                      30.37   93.37  159.51   339.77
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable annuity policies which also may invest in the same (or many of the same) portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 40 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 10 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to Account 4. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the

General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

We pay compensation to broker-dealers who sell the Policies. For a discussion of this compensation, see Distribution of the Policies.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge or premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary and the financial statements of GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 40 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 40 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                    Investment Objective            applicable)
------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth      Seeks long-term capital          Fred Alger
Portfolio                  appreciation by focusing on      Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
------------------------------------------------------------------------------
Alger American Small       Capitalization Portfolio seeks   Fred Alger
Capitalization Portfolio   long-term capital appreciation   Management, Inc.
                           by focusing on small, fast-
                           growing companies that offer
                           innovative products, services
                           or technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of        Federated
Leaders Fund II            capital with a secondary         Investment
                           objective of providing income.   Management Company
                           seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                    Investment Objective          applicable)
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income.     Federated
Bond Fund II               Seeks to achieve its objective Investment
                           by investing primarily in a    Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity securities of utility   (sub-adviser:
                           companies.                     Federated Global
                                                          Investment
                                                          Management Corp.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           thesecurities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investments
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited,
                                                          Fidelity
                                                          Investments Japan
                                                          Limited and FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Asset Manager       Seeks high total return with   Fidelity Management
Portfolio                  reduced riskover the long-term & Research Company
                           by allocating assets among     (subadvised by
                           stocks, bonds and short-term   Fidelity Management
                           and money market instruments.  & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited, Fidelity
                                                          Investments Money
                                                          Management, Inc.
                                                          and FMR Co., Inc.)
-----------------------------------------------------------------------------

                                                            Adviser (and Sub-
Investment Subdivision                                         Adviser, as
Investing In                     Investment Objective          applicable)
------------------------------------------------------------------------------
VIP II Contrafund           Seeks long-term capital        Fidelity Management
Portfolio                   appreciation by investing      & Research Company
                            mainly in common stocks and in (subadvised by
                            securities of companies whose  Fidelity Management
                            value is believed to have not  & Research (U.K.)
                            been fully recognized by the   Inc., Fidelity
                            public. This fund invests in   Management &
                            domestic and foreign issuers.  Research (Far East)
                            This fund also invests in      Inc., Fidelity
                            "growth" stocks, "value"       Investments Japan
                            stocks, or both.               Limited and FMR
                                                           Co., Inc.)
------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income     Seeks high total return        Fidelity Management
Portfolio                   through a combination of       & Research Company
                            current income and capital     (subadvised by
                            appreciation by investing a    Fidelity Management
                            majority of assets in common   & Research (U.K.)
                            stocks with a focus on those   Inc., Fidelity
                            that pay current dividends and Management &
                            show potential for capital     Research (Far East)
                            appreciation.                  Inc., Fidelity
                                                           Investments Japan
                                                           Limited and FMR
                                                           Co., Inc.)
------------------------------------------------------------------------------
VIP III Growth              Seeks to provide capital       Fidelity Management
Opportunities Portfolio     growth by investing primarily  & Research Company
                            in common stock and other      (subadvised by
                            types of securities, including Fidelity Management
                            bonds, which may be lower-     & Research (U.K.)
                            quality debt securities.       Inc., Fidelity
                                                           Management &
                                                           Research (Far East)
                                                           Inc., Fidelity
                                                           Investments Japan
                                                           Limited and FMR
                                                           Co., Inc.)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                 Objective of providing maximum GE Asset Management
                            income consistent with prudent Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in income-
                            bearing debt securities and
                            other income bearing
                            instruments.
------------------------------------------------------------------------------
International Equity Fund   Objective of providing long-   GE Asset Management
                            term growth of capital by      Incorporated
                            investing primarily in foreign
                            equity and equity-related
                            securities which the adviser
                            believes have long-term
                            potential for capital growth.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Objective of providing long    GE Asset Management
                            term growth of capital by      Incorporated
                            investing primarily in common
                            stock and other equity
                            securities of companies that
                            the investment adviser
                            believes are undervalued by
                            the marketplace at the time of
                            purchase and that offer the
                            potential for above-average
                            growth of capital. Although
                            the current portfolio reflects
                            investments primarily within
                            the mid cap range, the fund is
                            not restricted to investments
                            within any particular
                            capitalization and may in the
                            future invest a majority of
                            its assets in another
                            capitalization range.
------------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                    Investment Objective            applicable)
-------------------------------------------------------------------------------
Money Market Fund          Objective of providing highest   GE Asset Management
                           level of current income as is    Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-     GE Asset Management
Fund                       term growth of capital as well   Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum   GE Asset Management
Fund                       total return through current     Incorporated
                           income and capital               (subadvised by
                           appreciation by investing        Seneca Capital
                           primarily in securities of       Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-------------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                    Investment Objective          applicable)
-----------------------------------------------------------------------------
Goldman Sachs Mid Cap      Fund Seeks long-term capital   Goldman Sachs Asset
Value Fund                 appreciation, primarily        Management
                           through equity securities of
                           companies with public stock
                           market capitalizations (based
                           upon shares available for
                           trading on an unrestricted
                           basis) within the range of the
                           market capitalization of
                           companies constituting the
                           Russell Midcap Value Index at
                           the time of investment
                           (currently between $300
                           million and $15 billion).
-----------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/2/ portfolio   Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-----------------------------------------------------------------------------
Capital Appreciation       Non-diversified/2/ portfolio   Janus Capital
Portfolio                  pursuing long- term growth of  Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
-----------------------------------------------------------------------------

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                          Adviser (and Sub-
Investment Subdivision                                       Adviser, as
Investing In                   Investment Objective          applicable)
---------------------------------------------------------------------------
Global Life Sciences      Non-diversified/1/ portfolio   Janus Capital
Portfolio                 seeking long-term growth of    Corporation
                          capital. The portfolio pursues
                          this objective by investing at
                          least 65% of its total assets
                          in securities of U.S. and
                          foreign companies that the
                          portfolio manager believes
                          have a life science
                          orientation. The portfolio
                          normally invests at least 25%
                          of its total assets, in the
                          aggregate, in the following
                          industry groups: health care;
                          pharmaceuticals; agriculture;
                          cosmetics/personal care; and
                          biotechnology.
---------------------------------------------------------------------------
Global Technology         Non-diversified/2/ portfolio   Janus Capital
Portfolio                 seeking long-term growth of    Corporation
                          capital. The portfolio pursues
                          this objective by investing at
                          least 65% of its total assets
                          in securities of U.S. and
                          foreign companies that the
                          portfolio manager believes
                          will benefit significantly
                          from advances or improvements
                          in technology.
---------------------------------------------------------------------------
Growth Portfolio          Seeks long-term capital growth Janus Capital
                          consistent with the            Corporation
                          preservation of capital and
                          pursues its objective by
                          investing in common stocks of
                          companies of any size.
                          Emphasizes larger, more
                          established issuers.
---------------------------------------------------------------------------
International Growth      Seeks long-term growth of      Janus Capital
Portfolio                 capital. Pursues this          Corporation
                          objective primarily through
                          investments in common stocks
                          of issuers located outside the
                          United States. The portfolio
                          normally invests at least 65%
                          of its total assets in
                          securities of issuers from at
                          least five different
                          countries, excluding the
                          United States.
---------------------------------------------------------------------------
Worldwide Growth          Seeks long-term capital growth Janus Capital
Portfolio                 in a manner consistent with    Corporation
                          the preservation of capital.
                          Pursues this objective by
                          investing in a diversified
                          portfolio of common stocks of
                          foreign and domestic issuers
                          of all sizes. Normally invests
                          in at least five different
                          countries including the United
                          States.
---------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Oppenheimer Aggressive    Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA            appreciation investing mainly  Inc.
                          in common stocks of companies
                          in the United States believed
                          by the fund's investment
                          manager, OppenheimerFunds
                          Inc., to have significant
                          growth potential.
---------------------------------------------------------------------------

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                    Investment Objective          applicable)
----------------------------------------------------------------------------
Oppenheimer Bond Fund/VA   Seeks high level of current    OppenheimerFunds,
                           income and capital             Inc.
                           appreciation when consistent
                           withits primary objective of
                           high income. Under normal
                           conditions this fund will
                           invest at least 65% of its
                           total assets in investment
                           grade debt securities.
----------------------------------------------------------------------------
Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA       from investments in securities Inc.
                           of well-known and established
                           companies. Such securities
                           generally have a history of
                           earnings and dividends and are
                           issued by seasoned companies
                           (having an operating history
                           of at least five years,
                           including predecessors).
----------------------------------------------------------------------------
Oppenheimer High Income    Seeks high current income from OppenheimerFunds,
Fund/VA                    investments in high yield      Inc.
                           fixed income securities,
                           including unrated securities
                           or high-risk securities in
                           lower rating categories. These
                           securities may be considered
                           speculative. This fund may
                           have substantial holdings of
                           lower-rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for the Oppenheimer Variable
                           Account Funds, which should be
                           read carefully before
                           investing.
----------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA         (which includes current income Inc.
                           and capital appreciation in
                           the values of its shares) from
                           investments in common stocks
                           and other equity securities,
                           bonds and other debt
                           securities, and "money market"
                           securities.
----------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS

Salomon Investors Fund     Seeks long-term growth of      Salomon Brothers
                           capital with current income as Asset Management
                           a secondary objective,         Inc
                           primarily through investments
                           in common stocks of well-known
                           companies.
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Policies. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. See Dollar-Cost Averaging. (This may not be available to all classes of Policies.) We also reserve the right, at any time, to stop accepting premium payments or transfers.

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the Policies. When the Policies were designed, our pricing actuaries set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the Policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and exposure risk charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is insufficient Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
 ---------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                               8%
                   2                                               8%
                   3                                               7%
                   4                                               6%
                   5                                               5%
                   6                                               4%
                   7                                               3%
                   8                                               2%
               9 or more                                           0%
      ------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

  .  of amounts representing gain (as defined below);

  .  of free withdrawal amounts (as defined below);

  . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

  .  if a waiver of surrender charge provision applies; or

  .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value at each anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the GMDB. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). We guarantee that this charge will never exceed an annual rate of .35% times the prior Policy Year's average benefit amount (however, we currently charge .25%; the rate that applies to your Policy will be fixed at issue). At full surrender, we will charge you a pro-rata portion of the annual charge.


POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Account Value, as applicable, at the time your Policy incurs the tax (or at such other time as we may choose).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at cost with no profit to us.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the Policies. See "Distribution of the Policies" for more information.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day we receive them.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated
Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement

Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as owning the Policy equally with the right of survivorship. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into

Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment

Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. However, you may not transfer from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivisions of Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 and/or the Guarantee Account under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Home Office. These include, but are not necessarily limited to include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,
 .  confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or
 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

At the time of your request, you may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2 an additional 10% Federal penalty tax. See The Death Benefit and Federal Tax Matters.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. (See Surrender Charge.) We will deduct the systematic withdrawal amounts first from any gain in the Policy and then from premiums paid. You may provide specific instructions as to which Investment Subdivisions and/or interest rate guarantee periods we are to take the systematic withdrawals from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $1,000. If a systematic withdrawal would cause the Account Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge.)

Your systematic withdrawal amount may be affected if you take an additional partial surrender.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer two Death Benefits -- the basic Death Benefit and the optional Guaranteed Minimum Death Benefit. We describe our current Death Benefits below. We describe the Death Benefits for Policies issued before May 15, 2001 (and for Policies issued after May 15, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

BASIC DEATH BENEFIT

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders.

 . During any subsequent one-year Death Benefit Period, the Death Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit Period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

                                                                                            Basic
      Annuitant's              End of                       Account                         Death
          Age                   Year                         Value                         Benefit
     ----------------------------------------------------------------
          71                      1                         $103,000                       $103,000
          72                      2                         $110,000                       $110,000
          73                      3                         $ 80,000                       $110,000
          74                      4                         $120,000                       $120,000
          75                      5                         $130,000                       $130,000
          76                      6                         $150,000                       $150,000
          77                      7                         $160,000                       $160,000
          78                      8                         $130,000                       $160,000
          79                      9                         $ 90,000                       $160,000
          80                     10                         $170,000                       $170,000
          81                     11                         $140,000                       $170,000
          82                     12                         $190,000                       $190,000
          83                     13                         $150,000                       $170,000
     ----------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Premium                       Account                       Basic Death
       Date               Payment                        Value                          Benefit
     ----------------------------------------------------------------
      3/31/00             $10,000                       $10,000                         $10,000
      3/31/08                                            20,000                          20,000
      3/31/09                                            14,000                          20,000
     ----------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the amount payable to the Designated Beneficiary will be the greater of the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent EstateProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

(1) the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

(2) A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date (unless another effective date is shown in the Policy data pages) and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is an annual rate of .25% of the prior Policy year's average GMDB. We guarantee that this charge will not exceed an annual rate of .35% of the prior Policy year's average GMDB (the rate that applies to your Policy will be fixed at issue). See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the basic Death Benefit and optional GMDB on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and/or the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary beneficiary;

(3) Contingent beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional Death Benefit and/or optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions and/or the Guarantee Account using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. Any Death Benefit will be based on the original Annuitant's age on the Policy Date (i.e., the date we receive due proof of death of the original Owner), rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see Requesting Payments).

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         Person who died             Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (see Requesting Payments) (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions and/or the Guarantee Account; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional death benefit, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn. We may also defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy. We will not defer payment from the Guarantee Account if the amount is used to make premium payments on Policies with us.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

SALES OF THE POLICIES

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Account Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Policy is surrendered during the first Policy year.

Capital Brokerage also receives 12b-1 fees from Janus Aspen Series.

The amount of commissions we pay may vary based on the options that are available under a Policy and on the optional benefits an Owner elects when he or she purchases the Policy. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Policy, Policy Values and elected features and benefits) . For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Policy is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Policy. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Policy is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Policy.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries.

For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                                           Accumulation Accumulation    No.
                                           Unit Values  Unit Values   of Units
                                              as of        as of       as of
         Investment Subdivisions             1/02/01      12/31/00    12/31/00
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio              10.11        10.49     10,372,485
 Alger American Small Capitalization
  Portfolio                                    9.25        10.13      3,566,464
Federated Insurance Series
 Federated American Leaders Fund II           10.35        10.58      1,783,774
 Federated High Income Bond Fund II            8.68         8.86      1,236,512
 Federated Utility Fund II                     9.21         9.36        971,234
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                  11.23        11.37      5,142,408
 VIP Growth Portfolio                         10.69        11.16     13,220,537
 VIP Overseas Portfolio                       10.94        10.99      1,034,948
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio               10.05        10.22      1,578,124
 VIP II Contrafund Portfolio                  10.46        10.81     10,046,542
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio             9.90        10.14      3,872,703
 VIP III Growth Opportunities Portfolio        8.14         8.45      2,947,260
GE Investments Funds, Inc.
 Income Fund                                  10.67        10.59        978,360
 International Equity Fund                    10.57        10.62        575,998
 Money Market Fund                            10.79        10.79     13,620,757
 Premier Growth Equity Fund                   10.57        10.95      3,575,788
 Real Estate Securities Fund                  12.91        13.01        791,128
 S&P 500 Index Fund                           10.04        10.33     14,711,396
 Total Return Fund                            11.18        11.31      2,562,990
 U.S. Equity Fund                             11.08        11.31      2,679,258
 Mid-Cap Value Equity Fund                    11.55        11.91      2,225,373
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund          9.56         9.80        644,374
 Goldman Sachs Mid Cap Value Fund             12.68        12.93      2,947,576
Janus Aspen Series
 Aggressive Growth Portfolio                  12.95        14.06     10,800,977
 Balanced Portfolio                           11.34        11.48     14,010,497
 Capital Appreciation Portfolio               11.60        12.14     14,448,594
 Flexible Income Portfolio                    10.51        10.43      1,350,650
 Global Life Sciences Portfolio               10.88        11.42      1,538,535
 Global Technology Portfolio                   6.32         6.80      1,420,254
 Growth Portfolio                             10.76        11.33     17,978,378
 International Growth Portfolio               13.90        14.16      4,568,600
 Worldwide Growth Portfolio                   12.32        12.69     12,873,897
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA        13.85        15.01      4,011,227
 Oppenheimer Bond Fund/VA                     10.18        10.10      1,437,061
 Oppenheimer Capital Appreciation Fund/VA     12.56        13.00      5,423,593
 Oppenheimer High Income Fund/VA               9.57         9.57      1,554,884
 Oppenheimer Multiple Strategies Fund/VA      11.39        11.48        829,485
Salomon Brothers Variable Series Funds
 Inc
 Salomon Investors Fund                       12.32        12.46      1,815,215
 Salomon Strategic Bond Fund                  10.52        10.46        546,314
 Salomon Total Return Fund                    10.51        10.53        391,192

--------------------------------------------------------------------------------

                              Accumulation Accumulation    No.     Accumulation
                              Unit Values  Unit Values   of Units  Unit Values
                                 as of        as of       as of       as of
Investment Subdivisions         1/03/00      12/31/99    12/31/99    2/12/99
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                      12.52        12.50      5,377,154     9.73
 Alger American Small
  Capitalization Portfolio       14.07        14.14      1,160,756     9.60
Federated Insurance Series
 Federated American Leaders
  Fund II                        10.29        10.49      1,114,543     9.82
 Federated High Income Bond
  Fund II                         9.87         9.89        799,186    10.05
 Federated Utility Fund II       10.25        10.44        491,571     9.75
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income Portfolio     10.37        10.65      3,203,653     9.86
 VIP Growth Portfolio            12.70        12.73      6,561,710     9.68
 VIP Overseas Portfolio          13.86        13.80        388,067     9.69
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                      10.71        10.80        777,512     9.83
 VIP II Contrafund Portfolio     11.57        11.75      5,211,986     9.70
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                      10.50        10.69      2,078,979     9.79
 VIP III Growth Opportunities
  Portfolio                      10.17        10.35      1,709,162     9.65
GE Investments Funds, Inc.
 Income Fund                      9.66         9.71        433,696     9.92
 International Equity Fund       12.43        12.36        179,463     9.66
 Money Market Fund               10.32        10.32     12,703,804    10.02
 Premier Growth Equity Fund      11.52        11.73      1,380,434       NA
 Real Estate Securities Fund      9.83         9.97        107,802     9.87
 S&P 500 Index Fund              11.47        11.59      7,821,903     9.75
 Total Return Fund               10.83        10.94      1,305,705     9.84
 U.S. Equity Fund                11.36        11.56      1,442,844     9.83
 Mid-Cap Value Equity Fund       10.90        11.17      1,168,256     9.57
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                    10.32        10.44        204,598     9.82
 Goldman Sachs Mid Cap Value
  Fund                            9.81        10.02        482,846     9.81
Janus Aspen Series
 Aggressive Growth Portfolio     21.03        20.95      4,781,470     9.37
 Growth Portfolio                13.33        13.46      8,278,915     9.64
 Balanced Portfolio              11.80        11.93      7,205,031     9.67
 Capital Appreciation
  Portfolio                      15.09        15.07      8,073,338     9.70
 Flexible Income Portfolio        9.94         9.97        606,070     9.94
 Global Life Sciences
  Portfolio
 Global Technology Portfolio
 International Growth
  Portfolio                      17.36        17.11      1,251,115     9.51
 Worldwide Growth Portfolio      15.46        15.28      5,789,831     9.53
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive
  Growth Fund/VA                 17.77        17.17        894,256     9.60
 Oppenheimer Bond Fund/VA         9.62         9.67        690,965     9.89
 Oppenheimer Capital
  Appreciation Fund/VA           13.07        13.23      1,214,374     9.67
 Oppenheimer High Income
  Fund/VA                        10.09        10.10        923,199    10.02
 Oppenheimer Multiple
  Strategies Fund/VA             10.89        10.95        305,825     9.84
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund          10.79        10.98        187,111     9.74
 Salomon Strategic Bond Fund      9.89         9.90        223,881     9.97
 Salomon Total Return Fund        9.83         9.91        117,856     9.88

--------------------------------------------------------------------------------

Appendix A

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Policy before May 15, 2001 (or later, if our current Death Benefits are not approved under applicable state law).

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

      Annuitant's            End of                   Account                     Unadjusted
          Age                 Year                     Value                     Death Benefit
      ----------------------------------------------------------------------------------------
          71                    1                     $103,000                     $103,000
          72                    2                     $110,000                     $110,000
          73                    3                     $ 80,000                     $110,000
          74                    4                     $120,000                     $120,000
          75                    5                     $130,000                     $130,000
          76                    6                     $150,000                     $150,000
          77                    7                     $160,000                     $160,000
          78                    8                     $130,000                     $160,000
          79                    9                     $ 90,000                     $160,000
          80                   10                     $170,000                     $170,000
          81                   11                     $140,000                     $170,000
          82                   12                     $190,000                     $190,000
          83                   13                     $150,000                     $170,000
      _______________________________________________________________________________________

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                       Unadjusted
                          Purchase                       Account                         Death
       Date               Payment                         Value                         Benefit
      -------------------------------------------------------------------------------------------
      3/31/00             $10,000                        $10,000                        $10,000
      3/31/08                                             20,000                         20,000
      3/31/09                                             14,000                         20,000
 ________________________________________________________________________________________________

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.


OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If the Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date." (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtectorSM").

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider when you apply for the Policy. The Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages) and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. This charge will not exceed an annual rate of
 .35% of the prior Policy year's average Guaranteed Minimum Death Benefit (however, we currently charge .25%; the rate that applies to your Policy will be fixed at issue). See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

Appendix B

The performance data was calculated using information provided by the Funds and may reflect certain fee waivers and reimbursements provided by certain Funds. We cannot guarantee that these fee waivers and expense reimbursements will continue. See Portfolio Annual Expenses.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge, and assume that no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the    From the
                              1-year   5-year  10-year  Inception in   Date of
                              period   period   period    Separate    Inception
                              ended    ended    ended    Account to  In Separate
                             12/31/00 12/31/00 12/31/00   12/31/00    Account*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                   -20.02   17.69       NA       16.01     10/02/95
 Alger American Small
  Capitalization Portfolio    -32.73    5.30       NA        3.84     10/02/95
Federated Insurance Series
 Federated American Leaders
  Fund II                      -2.47      NA       NA       13.15     05/01/96
 Federated High Income Bond
  Fund II                     -14.13    2.76       NA        5.43     01/04/95
 Federated Utility Fund II    -14.06    6.68       NA        9.27     01/04/95
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                     3.71   11.95    15.88       12.68     05/02/88
 VIP Growth Portfolio         -16.14   17.80    18.53       15.70     05/02/88
 VIP Overseas Portfolio       -24.45    8.84     7.91        7.82     05/02/88
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                    -8.92    9.58    10.55        9.79     10/03/89
 VIP II Contrafund
  Portfolio                   -11.68   16.31       NA       19.98     01/04/95
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                    -8.60      NA       NA       13.89     05/01/97
 VIP III Growth
  Opportunities Portfolio     -22.36      NA       NA        6.33     05/01/97
GE Investments Funds, Inc.
 Income Fund                    6.08      NA       NA        3.27     12/12/97
 International Equity Fund    -17.92    8.51       NA        8.71     05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                  3.58      NA       NA       15.63     05/01/97
 Money Market Fund**            1.46    3.78     3.45        3.96     05/02/88
 Premier Growth Equity Fund   -10.25      NA       NA        3.83     05/03/99
 Real Estate Securities
  Fund                         28.39   10.55       NA       12.27     05/01/95
 S&P 500 Index Fund           -14.54   16.34    16.37       13.96     05/02/88
 Total Return Fund              0.16   11.11    12.59       11.11     05/02/88
 U.S. Equity Fund              -5.50      NA       NA        7.40     05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                  -9.70      NA       NA       -6.77     05/01/98
 Goldman Sachs Mid Cap
  Value Fund                   26.89      NA       NA        1.93     05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                   -37.46   18.71       NA       21.05     09/13/93
 Balanced Portfolio            -7.23   17.23       NA       17.80     10/02/95
 Capital Appreciation
  Portfolio                   -23.51      NA       NA       30.00     05/01/97
 Flexible Income Portfolio      1.50    5.88       NA        6.71     10/02/95
 Global Life Sciences
  Portfolio                       NA      NA       NA       10.56     05/01/00
 Global Technology
  Portfolio                       NA      NA       NA      -37.49     05/01/00
 Growth Portfolio             -19.79   17.90       NA       16.65     09/13/93
 International Growth
  Portfolio                   -21.21      NA       NA       20.30     05/01/96
 Worldwide Growth Portfolio   -20.93   21.54       NA       20.85     09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              -16.40   18.21    19.69       15.65     05/02/88
 Oppenheimer Bond Fund/VA       1.33    3.33     6.22        6.51     05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA         -5.14   21.20    17.94       15.55     05/02/88
 Oppenheimer High Income
  Fund/VA                      -8.73    3.74    10.32        9.22     05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA            1.68    9.85    10.34        9.63     05/02/88
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund        10.69      NA       NA       20.30     10/12/98
 Salomon Strategic Bond
  Fund                          2.57      NA       NA        2.00     10/12/98
 Salomon Total Return Fund      3.18      NA       NA        4.51     10/12/98

--------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in Separate Account 4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to guarantee or project future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charge, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect portfolio charges and expenses, deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account 4) and the policy maintenance charges. Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge in Table 3.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                      -20.02   17.69    18.94   01/09/89
 Alger Small Capitalization Portfolio        -32.73    5.30    12.14   09/21/88
Federated Insurance Series
 American Leaders Fund II                     -2.47   14.09       NA   02/10/94
 High Income Bond Fund II                    -14.13    2.76       NA   03/01/94
 Utility Fund II                             -14.06    6.68       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                   3.71   11.95    15.88   10/09/86
 VIP Growth Portfolio                        -16.14   17.80    18.53   10/09/86
 VIP Overseas Portfolio                      -24.45    8.84     7.91   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio               -8.92    9.58    10.55   09/06/89
 VIP II Contrafund Portfolio                 -11.68   16.31       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio            -8.60      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio      -22.36    9.02       NA   01/03/95
GE Investments Funds, Inc.
 Income Fund                                   6.08    4.07       NA   01/02/95
 International Equity Fund                   -17.92    8.51       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                        3.58      NA       NA   05/01/97
 Money Market Fund**                           1.46    3.78     3.45   06/30/85
 Premier Growth Equity Fund                  -10.25      NA       NA   12/12/97
 Real Estate Securities Fund                  28.39   10.55       NA   05/01/95
 S&P 500 Index Fund                          -14.54   16.34    16.37   04/14/85
 Total Return Fund                             0.16   11.11    12.59   07/01/85
 U.S. Equity Fund                             -5.50   17.23       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund         -9.70      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund             26.89      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                 -37.46   18.71       NA   09/13/93
 Balanced Portfolio                           -7.23   17.23       NA   09/13/93
 Capital Appreciation Portfolio              -23.51      NA       NA   05/01/97
 Flexible Income Portfolio                     1.50    5.88       NA   09/13/93
 Global Life Sciences Portfolio                  NA      NA       NA   01/15/00
 Global Technology Portfolio                     NA      NA       NA   01/15/00
 Growth Portfolio                            -19.79   17.90       NA   09/13/93
 International Growth Portfolio              -21.21   21.97       NA   05/02/94
 Worldwide Growth Portfolio                  -20.93   21.54       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA       -16.40   18.21    19.69   08/15/86
 Oppenheimer Bond Fund/VA                      1.33    3.33     6.22   04/03/85
 Oppenheimer Capital Appreciation Fund/VA     -5.14   21.20    17.94   04/03/85
 Oppenheimer High Income Fund/VA              -8.73    3.74    10.32   04/30/86
 Oppenheimer Multiple Strategies Fund/VA       1.68    9.85    10.34   02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                       10.69      NA       NA   02/17/98
 Salomon Strategic Bond Fund                   2.57      NA       NA   02/17/98
 Salomon Total Return Fund                     3.18      NA       NA   02/17/98

--------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                                    Table 3
  Non-Standard Performance Data without surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                      -16.09   17.35    18.59   01/09/89
 Alger Small Capitalization Portfolio        -28.32    5.30    11.81   09/21/88
Federated Insurance Series
 American Leaders Fund II                      0.81   13.84       NA   02/10/94
 High Income Bond Fund II                    -10.42    2.84       NA   03/01/94
 Utility Fund II                             -10.35    6.64       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                   6.75   11.75    15.54   10/09/86
 VIP Growth Portfolio                        -12.35   17.46    18.18   10/09/86
 VIP Overseas Portfolio                      -20.35    8.73     7.59   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio               -5.41    9.45    10.23   09/06/89
 VIP II Contrafund Portfolio                  -8.06   16.00       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio            -5.10      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio      -18.34    8.91       NA   01/03/95
GE Investments Funds, Inc.
 Income Fund                                   9.04    4.11       NA   01/02/95
 International Equity Fund                   -14.06    8.41       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                        6.62      NA       NA   05/01/97
 Money Market Fund**                           4.59    3.83     3.15   06/30/85
 Premier Growth Equity Fund                   -6.69      NA       NA   12/12/97
 Real Estate Securities Fund                  30.50   10.38       NA   05/01/95
 S&P 500 Index Fund                          -10.82   16.03    16.03   04/14/85
 Total Return Fund                             3.33   10.94    12.27   07/01/85
 U.S. Equity Fund                             -2.12   16.90       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund         -6.15      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund             29.06      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                 -32.87   18.34       NA   09/13/93
 Balanced Portfolio                           -3.78   16.90       NA   09/13/93
 Capital Appreciation Portfolio              -19.44      NA       NA   05/01/97
 Flexible Income Portfolio                     4.62    5.86       NA   09/13/93
 Global Life Sciences Portfolio                  NA      NA       NA   01/15/00
 Global Technology Portfolio                     NA      NA       NA   01/15/00
 Growth Portfolio                            -15.87   17.55       NA   09/13/93
 International Growth Portfolio              -17.24   21.54       NA   05/02/94
 Worldwide Growth Portfolio                  -16.97   21.12       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA       -12.61   17.86    19.34   08/15/86
 Oppenheimer Bond Fund/VA                      4.46    3.40     5.91   04/03/85
 Oppenheimer Capital Appreciation Fund/VA     -1.77   20.79    17.60   04/03/85
 Oppenheimer High Income Fund/VA              -5.22    3.79    10.00   04/30/86
 Oppenheimer Multiple Strategies Fund/VA       4.80    9.71    10.02   02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                       13.47      NA       NA   02/17/98
 Salomon Strategic Bond Fund                   5.65      NA       NA   02/17/98
 Saloman Total Return Fund                     6.25      NA       NA   02/17/98

--------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Trustee..................................................................
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Regulation of GE Life & Annuity............................................
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                             Dated May 1, 2001

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      State

    ____________________________________________________________________________
             City                         State          Zip

Signature of Requestor _________________________________________________________
                                           Date

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated May 1, 2001 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
Termination of Participation Agreements.....................................   3
Calculation of Performance Data.............................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   5
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Trustee...................................................................
  Written Notice............................................................   8
Distribution of the Policies................................................   8
Legal Developments Regarding Employment-Related Benefit Plans...............   9
Regulation of GE Life & Annuity.............................................   9
Legal Matters...............................................................   9
Experts.....................................................................   9
Financial Statements........................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held (subject to certain restrictions described in the Policy). The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   We will value the assets in Account 4 at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Salomon Brothers Variable Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP - ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider.

     Current Yield  4.60% as of December 31, 2000

     Effective Yield  4.71% as of December 31, 2000

Past performance is not a guarantee or projection of future results.

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the optional GMDB charge.

     5. Total return assumes the payment of a full 4% Bonus Credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                              TR = (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee or projection of future results.

   The Funds provided the price information used to calculate the total return of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                               CTR = (ERV/P) - 1

where:

  CTR =  the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =    a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated as well as by standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If the Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, premium payments and charges made during the report period.

Trustee

   If a trustee is named as the Owner or Beneficiary of this policy and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of policy benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

Regulation of GE Life & Annuity

   Besides Federal securities laws and Virginia insurance law, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel, and Secretary of GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life &Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:

  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:

  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:

  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):

  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):

  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:

  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:

  MFS(R) Investors Growth Stock Series (formerly MFS(R) Growth Series), MFS(R) Investors Trust Series (formerly MFS(R) Growth With Income Series), MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:

  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:

  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:

  Rydex OTC Fund

Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expenses...................................................

Synopsis....................................................................  13

Investment Results..........................................................  17

Financial Statements........................................................  18

GE Life and Annuity Assurance Company.......................................  19

Account 4...................................................................  20

The Guarantee Account.......................................................  29

Charges and Other Deductions................................................  31

The Policy..................................................................  37

Transfers...................................................................  41

Surrenders..................................................................  45

The Death Benefit...........................................................  48

Income Payments.............................................................  57

Federal Tax Matters.........................................................  61

Voting Rights...............................................................  70

Requesting Payments.........................................................  71

Distribution of the Policies................................................  72

Additional Information......................................................  74

Condensed Financial Information.............................................  75

Appendix A.................................................................. A-1

Appendix B.................................................................. B-1

Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Home Office -- Our offices at 6610 W. Broad St., Richmond, VA 23230. The term "we" may be used throughout this Prospectus in connection with calculation of Account Value; in these instances, the term "we" has the same meaning as Home Office.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for regular trading except for days that the Investment Subdivision's corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculation of Account Value; in those circumstances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium payment
 surrendered/withdrawn)                                                   8.00%
We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                                  $10

Annual Expenses (deducted daily as a percentage of Account Value in
 Account 4):
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                         1.30%
Administrative Expense Charge                                              .25%
                                                                          -----
Total Annual Expenses                                                     1.55%
Other Annual Expenses:
-------------------------------------------------------------------------------
Annual Policy Maintenance Charge/2/                                        $ 25
Maximum Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
 percentage of
 prior Policy year's average benefit amount)/3/                            .35%
Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage
 of prior Policy year's average Account Value)/4/                          .35%
-------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.

 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.

 /3/If the Optional Guaranteed Minimum Death Benefit applies. The current rate of this charge is an annual rate of .25% of the prior Policy year's average benefit amount. (This may be referred to as the "Six Percent
    EstateProtectorSM" in our marketing materials.)

 /4/If the Optional Enhanced Death Benefit Charge applies. We currently charge
    .20% annually as a percentage of the prior year's average Account Value. (This may be referred to as the "GE Earnings ProtectorSM" in our marketing materials.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                         Total Annual
                                                                           Expenses
                         Management Fees                     Other        (after fee
                           (after fee           Service Expenses (after  waivers and
                           waivers, as   12b-1  Shares  reimbursements, reimbursements
Portolios                  applicable)   Fees*  Fees**  as applicable)  as applicable)
--------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund           0.61%       -- %    -- %       0.21%           0.82%
 AIM V.I. Growth Fund         0.61        --      --         0.22            0.83
 AIM V.I. Value Fund          0.61        --      --         0.23            0.84
Alliance Variable
Products Series
Fund, Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                      0.63       0.25     --         0.07            0.95
 Premier Growth
  Portfolio -- Class B
  Shares                      1.00       0.25     --         0.05            1.30
 Quasar Portfolio --
   Class B Shares             0.81       0.25     --         0.14            1.20
Dreyfus/2/
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets
  Portfolio -- Initial
  Class Shares                1.25        --      --         0.75            2.00
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Class Shares                0.75        --      --         0.03            0.78
Federated Insurance
 Series/3/
 Federated High Income
  Bond Fund II  --
   Service Shares             0.60        --     0.10        0.16            0.86
 Federated International
  Small Company Fund II       0.15        --     0.10        1.25            1.50
Fidelity Variable
Insurance Products Fund
(VIP)/4/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.10            0.83
 VIP Growth Portfolio --
   Service
  Class 2 Shares              0.57       0.25     --         0.09            0.91
Fidelity Variable
Insurance Products Fund
(VIP II)/5/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.10            0.92
Fidelity Variable
Insurance Products Fund
(VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.12            0.85
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.17            0.99
GE Investments Funds,
 Inc./7/
 Mid-Cap Value Equity
  Fund                        0.65        --      --         0.05            0.70
 Money Market Fund            0.28        --      --         0.04            0.32
 Premier Growth Equity
  Fund                        0.65        --      --         0.02            0.67
 S&P 500 Index Fund           0.35        --      --         0.04            0.39
 Small-Cap Value Equity
  Fund                        0.80        --      --         0.19            0.99
 U.S. Equity Fund             0.55        --      --         0.04            0.59
 Value Equity Fund            0.65        --      --         0.19            0.84
Janus Aspen Series/8/
 Aggressive Growth
  Portfolio -- Service
  Shares                      0.65       0.25     --         0.02            0.92

                                                                          Total Annual
                                                                            Expenses
                          Management Fees                     Other        (after fee
                            (after fee           Service Expenses (after  waivers and
                            waivers, as   12b-1  Shares  reimbursements, reimbursements
Portolios                   applicable)   Fees*  Fees**  as applicable)  as applicable)
---------------------------------------------------------------------------------------
 Balanced Portfolio --
   Service Shares              0.65%      0.25%    -- %       0.02%           0.92%
 Capital Appreciation
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.02            0.92
 Global Life Sciences
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.30            1.20
 Global Technology
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.04            0.94
 Growth Portfolio --
   Service Shares              0.65       0.25     --         0.02            0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.06            0.96
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.05            0.95
MFS(R) Variable
 Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
 MFS(R) Investors Trust
  Series (formerly
  MFS(R) Growth With
  Income Series --
   Service
  Class Shares                 0.75       0.20     --         0.11            1.06
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 0.90       0.20     --         0.15            1.25
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares               0.64       0.15     --         0.04            0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70       0.15     --         0.03            0.88
PIMCO Variable Insurance
 Trust/10/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.51            0.91
 High Yield Bond
  Portfolio --
  Administrative Shares        0.25        --     0.15        0.35            0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75        --     0.25        0.46            1.46
---------------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Contracts will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The annual expenses for the Dreyfus Investment Portfolio Emerging Markets
    Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. Absent these waivers and reimbursements, the total annual expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/The shareholder services provider of the Federated High Income Bond II and Federated International Small Company Fund II voluntarily elected not to accrue a portion of the shareholder services fee during the fiscal year ending December 31, 2000. The shareholder services fee paid by the Fund after the voluntary reduction was .10%. Absent such reduction, the total annual expenses for the Federated High Income Bond Fund II would have been 1.01% consisting of .60% management fee, .25% service fee and .16% other fees; total annual expenses for the International Small Company Fund II would have been 5.99%, consisting of 1.25% management fee, .25% service share fee and 4.49% other fees. The shareholder services provider can terminate this voluntary reduction at any time.

    Although the Federated International Small Company Fund II adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Federated International Small Company Fund II did not pay or accrue a distribution (12b-1) fee during the fiscal year ending December 31, 2000. The Federated International Small Company Fund II has no present intention of paying or accruing a distribution (12b-1) fee during the fiscal year ending December 31, 2001.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .82%; the total annual expenses of the VIP Growth would have been .90%. See the accompanying fund prospectus for details.

 /5/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .90%. See the accompanying fund prospectus for details.

 /6/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .84%. See the accompanying fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been: total annual expenses of 1.12% for the MFS Investor Growth Stock Series (formerly MFS Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS Investors Trust Series (formerly Growth With Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS has contractually agreed to waive other expenses to ensure they are no more than .15% after non-contractual expenses are included.

/10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares. Absent fee waivers or reimbursements, the total annual expenses of the Total Return Bond Portfolio during 2000 would have been total annual expenses of .66%, consisting of .25% management fees, .15% service fees and .26% other expenses.

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples vary based on the riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider (the "GMDB") and the optional enhanced Death Benefit rider (the "OEDB"), the examples assume that the maximum charges apply (for the GMDB the maximum charge is .35% of the prior Policy year's average benefit amount; for the OEDB the maximum charge is .35% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year). The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB Rider and the OEDB Rider):

1.  If you surrender* your Policy at the end of the applicable period:

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             97.01 139.95  176.55   280.61
 AIM V.I. Growth Fund                           97.11 140.25  177.05   281.60
 AIM V.I. Value Fund                            97.21 140.55  177.55   282.59
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    98.31 143.85  183.03   293.43
 Premier Growth Portfolio                      101.80 154.25  200.25   327.07
 Quasar Portfolio                              100.81 151.29  195.36   317.59
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund                                 108.75 174.73  233.76   390.61
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          96.61 138.75  174.55   276.63
Federated Insurance Series
 Federated High Income Bond Fund II             97.41 141.15  178.55   284.58
 Federated International Small Company Fund II 103.79 160.15  209.95   345.73
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                    97.11 140.25  177.05   281.60
 VIP Growth Portfolio                           97.91 142.65  181.04   289.51
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    98.01 142.95  181.54   290.49
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              97.31 140.85  178.05   283.59
 VIP III Mid Cap Portfolio                      98.71 145.04  185.01   297.34
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      95.81 136.34  170.54   268.61
 Money Market Fund                              92.00 124.83  151.24   229.58
 Premier Growth Equity Fund                     95.51 135.44  169.03   265.59
 S&P 500 Index Fund                             92.70 126.96  154.82   236.89
 Small Cap Value Fund                           98.71 145.04  185.01   297.34
 U.S. Equity Fund                               94.71 133.02  164.99   257.48
 Value Equity Fund                              97.21 140.55  177.55   282.59
Janus Aspen Series
 Aggressive Growth Portfolio                    98.01 142.95  181.54   290.49
 Balanced Portfolio                             98.01 142.95  181.54   290.49
 Capital Appreciation Portfolio                 98.01 142.95  181.54   290.49
 Global Life Sciences Portfolio                100.81 151.29  195.36   317.59
 Global Technology Portfolio                    98.21 143.55  182.53   292.45
 Growth Portfolio                               98.01 142.95  181.54   290.49
 International Growth Portfolio                 98.41 144.14  183.52   294.41
 Worldwide Growth Portfolio                     98.31 143.85  183.03   293.43
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series           99.81 148.32  190.45   308.01
 MFS(R) Investors Trust Series                  99.41 147.13  188.47   304.15
 MFS(R) New Discovery Series                   101.30 152.77  197.81   322.35
 MFS(R) Utilities Series                        99.81 148.32  190.45   308.01
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA          97.11 140.25  177.05   281.60
 Oppenheimer Main Street Growth & Income
  Fund/VA                                       97.61 141.75  179.55   286.55

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         97.91 142.65  181.04   289.51
 Government Bond Portfolio                      95.31 134.84  168.02   263.57
 High Yield Portfolio                           96.31 137.85  173.05   273.63
 Total Return Portfolio                         95.31 134.84  168.02   263.57
Rydex Variable Trust
 Rydex OTC Fund                                103.39 158.97  208.02   342.03
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             25.01  76.95  131.55   280.61
 AIM V.I. Growth Fund                           25.11  77.25  132.05   281.60
 AIM V.I. Value Fund                            25.21  77.55  132.55   282.59
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    26.31  80.85  138.03   293.43
 Premier Growth Portfolio                       29.80  91.25  155.25   327.07
 Quasar Portfolio                               28.81  88.29  150.36   317.59
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund                                  36.75 111.73  188.76   390.61
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          24.61  75.75  129.55   276.63
Federated Insurance Series
 Federated High Income Bond Fund II             25.41  78.15  133.55   284.58
 Federated International Small Company Fund II  31.79  97.15  164.95   345.73
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                    25.11  77.25  132.05   281.60
 VIP Growth Portfolio                           25.91  79.65  136.04   289.51
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    26.01  79.95  136.54   290.49
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              25.31  77.85  133.05   283.59
 VIP III Mid Cap Portfolio                      26.71  82.04  140.01   297.34
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      23.81  73.34  125.54   268.61
 Money Market Fund                              20.00  61.83  106.24   229.58
 Premier Growth Equity Fund                     23.51  72.44  124.03   265.59
 S&P 500 Index Fund                             20.70  63.96  109.82   236.89
 Small Cap Value Fund                           26.71  82.04  140.01   297.34
 U.S. Equity Fund                               22.71  70.02  119.99   257.48
 Value Equity Fund                              25.21  77.55  132.55   282.59
Janus Aspen Series
 Aggressive Growth Portfolio                    26.01  79.95  136.54   290.49
 Balanced Portfolio                             26.01  79.95  136.54   290.49
 Capital Appreciation Portfolio                 26.01  79.95  136.54   290.49
 Global Life Sciences Portfolio                 28.81  88.29  150.36   317.59
 Global Technology Portfolio                    26.21  80.55  137.53   292.45
 Growth Portfolio                               26.01  79.95  136.54   290.49
 International Growth Portfolio                 26.41  81.14  138.52   294.41
 Worldwide Growth Portfolio                     26.31  80.85  138.03   293.43

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series           27.81  85.32  145.45   308.01
 MFS(R) Investors Trust Series                  27.41  84.13  143.47   304.15
 MFS(R) New Discovery Series                    29.30  89.77  152.81   322.35
 MFS(R) Utilities Series                        27.81  85.32  145.45   308.01
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA          25.11  77.25  132.05   281.60
 Oppenheimer Main Street Growth & Income
  Fund/VA                                       25.61  78.75  134.55   286.55
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         25.91  79.65  136.04   289.51
 Government Bond Portfolio                      23.31  71.84  123.02   263.57
 High Yield Portfolio                           24.31  74.85  128.05   273.63
 Total Return Portfolio                         23.31  71.84  123.02   263.57
Rydex Variable Trust
 Rydex OTC Fund                                 31.39  95.97  163.02   342.03
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB Rider and the OEDB Rider):

3. If you surrender* your Policy at the end of the applicable period:

                                                   With GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            100.57 157.97  209.45   352.64
 AIM V.I. Growth Fund                          100.67 158.27  209.94   353.58
 AIM V.I. Value Fund                           100.77 158.57  210.43   354.52
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   101.87 161.83  215.79   364.80
 Premier Growth Portfolio                      105.35 172.13  232.65   396.70
 Quasar Portfolio                              104.36 169.20  227.86   387.71
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund                                 112.29 192.40  265.44   456.90
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         100.17 156.78  207.49   348.86
Federated Insurance Series
 Federated High Income Bond Fund II            100.97 159.16  211.41   356.40
 Federated International Small Company Fund II 107.34 177.96  242.14   414.38
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                   100.67 158.27  209.94   353.58
 VIP Growth Portfolio                          101.47 160.64  213.85   361.08
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                   101.57 160.94  214.33   362.01
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio             100.87 158.86  210.92   355.46
 VIP III Mid Cap Portfolio                     102.27 163.01  217.74   368.51

                                                   With GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      99.37 154.40  203.56   341.25
 Money Market Fund                              95.57 143.01  184.67   304.20
 Premier Growth Equity Fund                     99.07 153.51  202.09   338.38
 S&P 500 Index Fund                             96.27 145.12  188.18   311.14
 Small Cap Value Fund                          102.27 163.01  217.74   368.51
 U.S. Equity Fund                               98.27 151.12  198.13   330.68
 Value Equity Fund                             100.77 158.57  210.43   354.52
Janus Aspen Series
 Aggressive Growth Portfolio                   101.57 160.94  214.33   362.01
 Balanced Portfolio                            101.57 160.94  214.33   362.01
 Capital Appreciation Portfolio                101.57 160.94  214.33   362.01
 Global Life Sciences Portfolio                104.36 169.20  227.86   387.71
 Global Technology Portfolio                   101.77 161.53  215.31   363.87
 Growth Portfolio                              101.57 160.94  214.33   362.01
 International Growth Portfolio                101.97 162.12  216.28   365.73
 Worldwide Growth Portfolio                    101.87 161.83  215.79   364.80
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          103.36 166.26  223.05   378.62
 MFS(R) Investors Trust Series                 102.97 165.08  221.12   374.96
 MFS(R) New Discovery Series                   104.86 170.66  230.26   392.22
 MFS(R) Utilities Series                       103.36 166.26  223.05   378.62
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         100.67 158.27  209.94   353.58
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      101.17 159.75  212.39   358.27
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        101.47 160.64  213.85   361.08
 Government Bond Portfolio                      98.87 152.91  201.10   336.46
 High Yield Portfolio                           99.87 155.89  206.02   346.01
 Total Return Portfolio                         98.87 152.91  201.10   336.46
Rydex Variable Trust
 Rydex OTC Fund                                106.94 176.80  240.25   410.88
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                   With GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             28.57  94.97  164.45   352.64
 AIM V.I. Growth Fund                           28.67  95.27  164.94   353.58
 AIM V.I. Value Fund                            28.77  95.57  165.43   354.52
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    29.87  98.83  170.79   364.80
 Premier Growth Portfolio                       33.35 109.13  187.65   396.70
 Quasar Portfolio                               32.36 106.20  182.86   387.71
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund                                  40.29 129.40  220.44   456.90
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          28.17  93.78  162.49   348.86
Federated Insurance Series
 Federated High Income Bond Fund II             28.97  96.16  166.41   356.40
 Federated International Small Company Fund II  35.34 114.96  197.14   414.38

                                                     With GMDB & OEDB Riders
                                                 -------------------------------
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                     28.67   95.27  164.94   353.58
 VIP Growth Portfolio                            29.47   97.64  168.85   361.08
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                     29.57   97.94  169.33   362.01
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio               28.87   95.86  165.92   355.46
 VIP III Mid Cap Portfolio                       30.27  100.01  172.74   368.51
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       27.37   91.40  158.56   341.25
 Money Market Fund                               23.57   80.01  139.67   304.20
 Premier Growth Equity Fund                      27.07   90.51  157.09   338.38
 S&P 500 Index Fund                              24.27   82.12  143.18   311.14
 Small Cap Value Fund                            30.27  100.01  172.74   368.51
 U.S. Equity Fund                                26.27   88.12  153.13   330.68
 Value Equity Fund                               28.77   95.57  165.43   354.52
Janus Aspen Series
 Aggressive Growth Portfolio                     29.57   97.94  169.33   362.01
 Balanced Portfolio                              29.57   97.94  169.33   362.01
 Capital Appreciation Portfolio                  29.57   97.94  169.33   362.01
 Global Life Sciences Portfolio                  32.36  106.20  182.86   387.71
 Global Technology Portfolio                     29.77   98.53  170.31   363.87
 Growth Portfolio                                29.57   97.94  169.33   362.01
 International Growth Portfolio                  29.97   99.12  171.28   365.73
 Worldwide Growth Portfolio                      29.87   98.83  170.79   364.80
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            31.36  103.26  178.05   378.62
 MFS(R) Investors Trust Series                   30.97  102.08  176.12   374.96
 MFS(R) New Discovery Series                     32.86  107.66  185.26   392.22
 MFS(R) Utilities Series                         31.36  103.26  178.05   378.62
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           28.67   95.27  164.94   353.58
 Oppenheimer Main Street Growth & Income Fund/VA 29.17   96.75  167.39   358.27
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          29.47   97.64  168.85   361.08
 Government Bond Portfolio                       26.87   89.91  156.10   336.46
 High Yield Portfolio                            27.87   92.89  161.02   346.01
 Total Return Portfolio                          26.87   89.91  156.10   336.46
Rydex Variable Trust
 Rydex OTC Fund                                  34.94  113.80  195.25   410.88
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable annuity policies which also may invest in the same (or many of the same) portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payment. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 41 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to Account 4. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB and OEDB. For a complete discussion of all charges associated with the Policy, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value. See The Death Benefit.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge, and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge or the optional OEDB charge. They also do not reflect premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary and the financial statements of GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc., which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 41 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
--------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital                     Objective is growth of         A I M Advisors,
Appreciation Fund                    capital.                       Inc.
--------------------------------------------------------------------------------------
AIM V.I. Growth Fund                 The fund's investment          A I M Advisors,
                                     objective is to seek growth of Inc.
                                     capital.
--------------------------------------------------------------------------------------
AIM V.I. Value Fund                  Seeks to achieve long-term     A I M Advisors,
                                     growth of Capital. Income is a Inc.
                                     secondary objective.
--------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income                    Seeks reasonable current       Alliance Capital
Portfolio                            income and reasonable          Management, L.P.
                                     opportunity for appreciation
                                     through investments primarily
                                     in dividend-paying common
                                     stocks of good quality. May
                                     also invest in fixed-income
                                     securities and convertible
                                     securities.
--------------------------------------------------------------------------------------
Premier Growth Portfolio             Seeks growth of capital by     Alliance Capital
                                     investing predominantly in the Management, L.P.
                                     equity securities of a limited
                                     number of large, carefully
                                     selected, high quality U.S.
                                     companies judged likely to
                                     achieve superior earnings.
--------------------------------------------------------------------------------------
Quasar Portfolio                     Seeks growth of capital by     Alliance Capital
                                     pursuing aggressive investment Management, L.P.
                                     policies. This fund invests
                                     based upon the potential for
                                     capital appreciation and only
                                     incidentally for current
                                     income. The investment
                                     policies are aggressive.
--------------------------------------------------------------------------------------

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
---------------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment                   Non-diversified/1/ portfolio   The Dreyfus
Portfolios -- Emerging               seeking long-term capital      Corporation
Markets Portfolio                    growth by investing primarily
                                     in the stocks of companies
                                     organized, or with a majority
                                     of its assets or business, in
                                     emerging market countries.
---------------------------------------------------------------------------------------
The Dreyfus Socially                 Seeks to provide capital       The Dreyfus
Responsible Growth Fund,             growth, with current income as Corporation (sub-
Inc.                                 a secondary goal by investing  adviser, NCM
                                     primarily in the common stock  Management Group,
                                     of companies that in the       Inc.)
                                     opinion of the Fund's
                                     management, meet traditional
                                     investment standards and
                                     conduct their business in a
                                     manner that contributes to the
                                     enhancement of the quality of
                                     life in America.
---------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income                Seeks high current income.     Federated
Bond Fund II                         Seeks to achieve its objective Investment
                                     by investing primarily in      Management Company
                                     diversified portfolio of
                                     professionally managed fixed-
                                     income securities. The fixed-
                                     income securities in which the
                                     fund intends to invest are
                                     lower-rated corporate debt
                                     obligations, commonly referred
                                     to as "junk bonds." The risks
                                     of these securities and their
                                     high yield potential are
                                     described in the prospectus
                                     for the Federated Insurance
                                     Series, which should be read
                                     carefully before investing.
---------------------------------------------------------------------------------------
Federated International              Seeks to provide long-term     Federated Global
Small Company Fund II                growth of capital. Purses this Investment
                                     objective by investing at      Management Corp.
                                     least 65% of its assets in
                                     equity securities of foreign
                                     companies that have a market
                                     capitalization at the time of
                                     purchase of $1.5 billion or
                                     less.
---------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

Equity-Income Portfolio              Seeks reasonable income and    Fidelity Management
                                     will consider the potential    & Research Company.
                                     for capital appreciation. The  (subadvised by FMR
                                     fund also seeks a yield, which Co., Inc.)
                                     exceeds the composite yield on
                                     the securities comprising the
                                     S&P 500 by investing primarily
                                     in income-producing equity
                                     securities and by investing in
                                     domestic and foreign issuers.
---------------------------------------------------------------------------------------
Growth Portfolio                     Seeks capital appreciation by  Fidelity Management
                                     investing primarily in common  & Research Company;
                                     stocks of companies believed   (subadvised by FMR
                                     to have above-average growth   Co., Inc.)
                                     potential.
---------------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
---------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio             Seeks long-term capital        Fidelity Management
                                     appreciation by investing      & Research Company
                                     primarily in common stocks and (subadvised by
                                     securities of companies whose  Fidelity Management
                                     value it believes to have not  & Research (U.K.)
                                     fully been recognized by the   Inc., Fidelity
                                     public. This fund invests in   Management &
                                     domestic and foreign issuers   Research (Far East)
                                     and also invests in "growth"   Inc., Fidelity
                                     stocks or "value" stocks or    Investments Japan
                                     both.                          Limited and
                                                                    subadvised by FMR
                                                                    Co., Inc.)
---------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

Growth & Income Portfolio            Seeks high total return        Fidelity Management
                                     through a combination of       & Research Company
                                     current income and capital     (subadvised by
                                     appreciation by investing a    Fidelity Management
                                     majority of assets in common   & Research (U.K.)
                                     stocks with a focus on those   Inc., Fidelity
                                     that pay current dividends and Management &
                                     show potential for capital     Research (Far East)
                                     appreciation.                  Inc., Fidelity
                                                                    Investments Japan
                                                                    Limited and
                                                                    subadvised by FMR
                                                                    Co., Inc.)
---------------------------------------------------------------------------------------
Mid Cap Portfolio                    Seeks long-term growth of      Fidelity Management
                                     capital by investing primarily & Research Company
                                     in common stocks and at least  (subadvised by
                                     65% of total assets in         Fidelity Management
                                     securities of companies with   & Research (U.K.),
                                     medium market capitalizations. Inc. and Fidelity
                                                                    Management &
                                                                    Research Far East
                                                                    Inc.)
---------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund            Objective of providing long    GE Asset Management
                                     term growth of capital by      Incorporated
                                     investing primarily in common
                                     stock and other equity
                                     securities of companies that
                                     the investment adviser
                                     believes are undervalued by
                                     the marketplace at the time of
                                     purchase and that offer the
                                     potential for above-average
                                     growth of capital. Although
                                     the current portfolio reflects
                                     investments primarily within
                                     the mid cap range, the Fund is
                                     not restricted to investments
                                     within any particular
                                     capitalization and may in the
                                     future invest a majority of
                                     its assets in another
                                     capitalization range.
---------------------------------------------------------------------------------------
Money Market Fund                    Objective of providing highest GE Asset Management
                                     level of current income as is  Incorporated
                                     consistent with high liquidity
                                     and safety of principal by
                                     investing in various types of
                                     good quality money market
                                     securities.
---------------------------------------------------------------------------------------
Premier Growth Equity                Objective of providing long-   GE Asset Management
Fund                                 term growth of capital as well Incorporated
                                     as future (rather than
                                     current) income by investing
                                     primarily in growth-oriented
                                     equity securities.
---------------------------------------------------------------------------------------

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
---------------------------------------------------------------------------------------
S&P 500 Index Fund/2/                Objective of providing capital GE Asset Management
                                     appreciation and accumulation  Incorporated
                                     of income that corresponds to  (subadvised by
                                     the investment return of the   State Street Global
                                     Standard & Poor's 500          Advisers)
                                     Composite Stock Price Index
                                     through investment in common
                                     stocks comprising the Index.
---------------------------------------------------------------------------------------
Small-Cap Value Equity               Objective of providing long-   GE Asset Management
Fund                                 term growth of capital by      Incorporated
                                     investing primarily in equity  (subadvised by
                                     securities of small cap        Palisade Capital
                                     undervalued U.S. companies     Management, L.L.C.)
                                     that have solid growth
                                     prospects.
---------------------------------------------------------------------------------------
U.S. Equity Fund                     Objective of providing long-   GE Asset Management
                                     term growth of capital through Incorporated
                                     investments primarily in
                                     equity securities of U.S.
                                     companies.
---------------------------------------------------------------------------------------
Value Equity Fund                    Objective of providing long-   GE Asset Management
                                     term growth of capital and     Incorporated
                                     future income. Pursues
                                     investments in equity
                                     securities of large
                                     undervalued U.S. companies
                                     that have solid growth
                                     prospects.
---------------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth                    Non-diversified/1/ portfolio   Janus Capital
Portfolio                            pursuing long-term growth of   Corporation
                                     capital. Pursues this
                                     objective by normally
                                     investing at least 50% of its
                                     assets in equity securities
                                     issued by medium-sized
                                     companies.
---------------------------------------------------------------------------------------
Balanced Portfolio                   Seeks long term growth of      Janus Capital
                                     capital. Pursues this          Corporation
                                     objective consistent with the
                                     preservation of capital and
                                     balanced by current income.
                                     Normally invests 40-60% of its
                                     assets in securities selected
                                     primarily for their growth
                                     potential and 40-60% of its
                                     assets in securities selected
                                     primarily for their income
                                     potential.
---------------------------------------------------------------------------------------
Capital Appreciation                 Non-diversified/1/ portfolio   Janus Capital
Portfolio                            pursing long-term growth of    Corporation
                                     capital. Pursues this
                                     objective by investing
                                     primarily in common stocks of
                                     companies of any size.
---------------------------------------------------------------------------------------
Global Life Sciences                 Non-diversified/1/ portfolio   Janus Capital
Portfolio                            seeking long-term growth of    Corporation
                                     capital. The portfolio pursues
                                     this objective by investing at
                                     least 65% of its total assets
                                     in securities of U.S. and
                                     foreign companies that the
                                     portfolio manager believes
                                     have a life science
                                     orientation. The portfolio
                                     normally invests at least 25%
                                     of its total assets, in the
                                     aggregate, in the following
                                     industry groups: health care;
                                     pharmaceuticals; agriculture;
                                     cosmetics/personal care; and
                                     biotechnology.
---------------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
--------------------------------------------------------------------------------------
Global Technology                    Non-diversified/1/ portfolio   Janus Capital
Portfolio                            seeking long-term growth of    Corporation
                                     capital. The portfolio pursues
                                     this objective by investing at
                                     least 65% of its total assets
                                     in securities of U.S. and
                                     foreign companies that the
                                     portfolio manager believes
                                     will benefit significantly
                                     from advances or improvements
                                     in technology.
--------------------------------------------------------------------------------------
Growth Portfolio                     Seeks long-term capital growth Janus Capital
                                     Consistent with the            Corporation
                                     preservation of capital and
                                     pursues its objective by
                                     investing in common stocks of
                                     companies of any size.
                                     Emphasizes larger, more
                                     established issuers.
--------------------------------------------------------------------------------------
International Growth                 Seeks long-term growth of      Janus Capital
Portfolio                            capital. Pursues this          Corporation
                                     objective primarily through
                                     investments in common stocks
                                     of issuers located outside the
                                     United States. The portfolio
                                     normally invests at least 65%
                                     of its total assets in
                                     securities of issuers from at
                                     least five different
                                     countries, excluding the
                                     United States.
--------------------------------------------------------------------------------------
Worldwide Growth                     Seeks long-term capital growth Janus Capital
Portfolio                            in a manner consistent with    Corporation
                                     the preservation of capital.
                                     Pursues this objective by
                                     investing in a diversified
                                     portfolio of common stocks of
                                     foreign and domestic issuers
                                     of all sizes. Normally invests
                                     in at least five different
                                     countries including the United
                                     States.
--------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth              Seeks to provide long-term     Massachusetts
Stock Series (formerly               growth of capital and future   Financial Services
known as MFS(R) Growth               income rather than current     Company ("MFS(R)")
Series)                              income. Pursues this objective
                                     by investing, under normal
                                     market conditions, at least
                                     80% of its total assets in
                                     common stocks and related
                                     securities, of companies MFS
                                     believes offer better than
                                     average prospects for long-
                                     term growth.
--------------------------------------------------------------------------------------
MFS(R) Investors Trust               Seeks to provide reasonable    Massachusetts
Series (formerly known as            current income and long-term   Financial Services
MFS Growth With Income)              growth of capital and income.  Company ("MFS(R)")
                                     Pursues this objective by
                                     investing, under normal market
                                     conditions, at least 65% of
                                     its total assets in common
                                     stocks and related securities.
                                     This series will also seek to
                                     generate gross income equal to
                                     approximately 90% of the
                                     dividend yield on the Standard
                                     & Poor's 500 Composite Index.
--------------------------------------------------------------------------------------
MFS(R) New Discovery                 Seeks capital appreciation.    Massachusetts
 Series                              Pursues this objective by      Financial Services
                                     investing at least 65% of its  Company ("MFS(R)")
                                     total assets in equity
                                     securities of emerging growth
                                     companies.
--------------------------------------------------------------------------------------

                                                                     Adviser (and Sub-
                                                                        Adviser, as
Investment Subdivision Investing In       Investment Objective          applicable)
--------------------------------------------------------------------------------------
MFS(R) Utilities Series              Seeks capital growth and       Massachusetts
                                     current income. Purses this    Financial Services
                                     objective by investing at      Company ("MFS(R)")
                                     least 65% of its total assets
                                     in equity and debt securities
                                     of domestic and foreign
                                     companies in the utilities
                                     industry.
--------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Global Securities Fund/VA            Seeks long-term capital        OppenheimerFunds,
                                     appreciation by investing a    Inc.
                                     substantial portion of assets
                                     in securities of foreign
                                     issuers, "growth- type"
                                     companies, cyclical industries
                                     and special situations that
                                     are considered to have
                                     appreciation possibilities. It
                                     invests mainly in common
                                     stocks of U.S. and foreign
                                     issuers.
--------------------------------------------------------------------------------------
Main Street Growth &                 Seeks high total return, which OppenheimerFunds,
Income Fund/VA                       includes growth in the value   Inc.
                                     of its shares as well as
                                     current income, from equity
                                     and debt securities. The Fund
                                     invests mainly in common
                                     stocks of U.S. companies.
--------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio               Non-diversified/1/ portfolio   Pacific Investment
                                     seeking to maximize total      Management
                                     return, consistent with        Company LLC
                                     preservation of capital and
                                     prudent investment management.
                                     This portfolio primarily
                                     invests in intermediate
                                     maturity hedged non-U.S. fixed
                                     income securities.
--------------------------------------------------------------------------------------
High Yield Bond Portfolio            Seeks to maximize total        Pacific Investment
                                     return, consistent with        Management
                                     preservation of capital and    Company LLC
                                     prudent investment management.
                                     Primarily invests in higher
                                     yielding fixed income
                                     securities (also known as
                                     "junk bonds").
--------------------------------------------------------------------------------------
Long-Term U.S. Government            Seeks to maximize total        Pacific Investment
Bond Portfolio                       return, consistent with the    Management
                                     preservation of capital and    Company LLC
                                     prudent investment management.
                                     Primarily invests in long-term
                                     maturity fixed income
                                     securities.
--------------------------------------------------------------------------------------
Total Return Bond                    Seeks to maximize total return Pacific Investment
Portfolio                            consistent with preservation   Management
                                     of capital and prudent         Company LLC
                                     investment management.
                                     Primarily invests in
                                     intermediate maturity fixed
                                     income securities.
--------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                          Non-diversified/1/ fund seeks  Rydex Global
                                     to provide investment results  Advisors
                                     that correspond to a benchmark
                                     for over-the-counter
                                     securities that invest
                                     primarily in securities of
                                     companies included in NASDAQ
                                     100 IndexTM.
--------------------------------------------------------------------------------------

 /3/THE NASDAQ 100 IndexTM is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Policies, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of portfolio assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy.

This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolios may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "l933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.) See Dollar-Cost Averaging.

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the Policies. When the Policies were designed, our pricing actuaries set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the Policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is insufficient Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      ----------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                             8%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
               9 or more                                         0%
      ----------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 .  if a waiver of surrender charge provision applies; or

 .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT CHARGE

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value at each anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the GMDB. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time).
At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior Policy year's average benefit amount (however, we currently charge .25% the rate that applies to your Policy will be fixed at issue).

CHARGES FOR THE OPTIONAL ENHANCED DEATH BENEFIT

We charge you for expenses related to the optional enhanced Death Benefit ("OEDB"). At the beginning of each Policy year after the first, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We guarantee that this charge will never exceed an annual rate of .35% times the prior Policy year's average Account Value (however, we currently charge .20%; the rate that applies to your Policy will be fixed at issue). We will allocate the annual charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time).

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each

Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deduction for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Account Value, as applicable, at the time your Policy incurs the tax (or at such other time as we may choose).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at cost with no profit to us.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the Policies. See "Distribution of the Policies" for more information.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day we receive them.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as owning the Policy equally with the right of survivorship. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into

Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. However, you may not transfer from one interest rate guarantee period to another interest rate guarantee period. For this reason, there may be limitations placed on multiple transfer request made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 and/or the Guarantee Account. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 and/or the Guarantee Account under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Home Office. Such requests include, but are not necessarily limited to requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,
 .  confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or
 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculations the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

At the time of your request, you may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2 an additional 10% Federal penalty tax. See The Death Benefit and Federal Tax Matters.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, your Account Value initially must be at least $10,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. (See Surrender Charge.) We will deduct the systematic withdrawal amounts first from any gain in the Policy and then from premiums paid. You may provide specific instructions as to which Investment Subdivisions and/or interest rate guarantee periods we are to take the systematic withdrawals from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $1,000. If a systematic withdrawal would cause the Account Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge)

Your systematic withdrawal amount may be affected if you take an additional partial surrender.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer two Death Benefits -- the basic Death Benefit, the optional enhanced Death Benefit, and the optional Guaranteed Minimum Death Benefit. We describe our current Death Benefits below. We describe the Death Benefits for Policies issued before May 15, 2001 (and for Policies issued after May 15, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

BASIC DEATH BENEFIT

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders.

 . During any subsequent one-year Death Benefit Period, the Death Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit Period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

Annuitant's              End of                         Account                          Basic Death
    Age                   Year                           Value                             Benefit
----------------------------------------------------------------------------------------------------
     71                     1                           $103,000                          $103,000
     72                     2                           $110,000                          $110,000
     73                     3                           $ 80,000                          $110,000
     74                     4                           $120,000                          $120,000
     75                     5                           $130,000                          $130,000
     76                     6                           $150,000                          $150,000
     77                     7                           $160,000                          $160,000
     78                     8                           $130,000                          $160,000
     79                     9                           $ 90,000                          $160,000
     80                    10                           $170,000                          $170,000
     81                    11                           $140,000                          $170,000
     82                    12                           $190,000                          $190,000
     83                    13                           $150,000                          $170,000
----------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                      Premium                           Account                           Basic Death
 Date                 Payment                            Value                              Benefit
-----------------------------------------------------------------------------------------------------
3/31/00               $10,000                           $10,000                             $10,000
3/31/08                                                  20,000                              20,000
3/31/09                                                  14,000                              20,000
-----------------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the amount payable to the Designated Beneficiary will be the greater of the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent EstateProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment

Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

(1) the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

(2) A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date (unless another effective date is shown in the Policy data pages) and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is an annual rate of .25% of the prior Policy year's average GMDB. We guarantee that this charge will not exceed an annual rate of .35% of the prior year's average GMDB the rate that applies to your Policy will be fixed at issue. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional GMDB.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)  is the Account Value as of the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in this age scenario, cannot exceed 70% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)  is the Account Value on the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in the age scenario immediately above, cannot exceed 40% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a) is the Account Value on the date we receive your partial surrender request;

(b) is the total of any partial surrenders, excluding surrender charges, previously taken;

(c)  is the total of premiums paid; and

(d)  is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for the Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is an annual rate of .20% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed an annual rate of .35% of the average Account Value, as described above (the rate that applies to your Policy will be fixed at issue). See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                         Optional
            Purchase       Account                       Death           Enhanced
 Date       Payment         Value          Gain         Benefit        Death Benefit
------------------------------------------------------------------------------------
8/01/00     $100,000       $100,000             0       $100,000                0
8/01/15                     300,000       200,000        300,000          $70,000
------------------------------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the optional enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Account Value being less than your premiums paid and not previously surrendered may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we will continue to assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as the other aspects of the Policy.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional GMDB, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and/or the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary beneficiary;

(3)  Contingent beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. Any Death Benefit will be based on the original Annuitant's age on the Policy Date (i.e., the date we receive due proof of death of the original Owner), rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see Requesting Payments).

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         Person who died               Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner          Surrender Value
         (who is not the Annuitant)
         ---------------------------------------------
         Owner or Joint Owner         Death Benefit
         (who is the Annuitant)
         ---------------------------------------------
         Annuitant                    Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum (see Requesting Payments).

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions and/or the Guarantee Account; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not charge for transfers made after the Maturity Date. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity policy for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity policy for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity policy provide for amortization, through annuity payouts, of the policy's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity policy for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity policy for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the policy." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the policy."

Your "investment in the policy" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional Death Benefit, GMDB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the policy." In such a case, the new owner's "investment in the policy" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the policy." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the policy." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the policy" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the policy." All annuity payouts in excess of the unrecovered "investment in the policy" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the policy" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a partial surrender that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two policies as one policy.

 . If you purchase two or more deferred annuity policies from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one policy.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a partial surrender or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional death benefit, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the policy." Thus, under many Qualified Policies there will be no "investment in the policy" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any

Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn. We may also defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy. We will not defer payment from the Guarantee Account if the amount is used to make premium payments on policies with us.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.


SALES OF THE POLICIES

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5.5% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Account Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Policy is surrendered during the first Policy year.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance

Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, and Oppenheimer Variable Account Funds.

The amount of commissions we pay may vary based on the options that are available under a Policy and on the optional benefits an Owner elects when he or she purchases the Policy. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Policy, Account Values and elected features and benefits) . For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Policy is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Policy. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Policy is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Policy.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Because the Subaccounts which are available under this Contract did not begin operation before the date of this Prospectus, we did not include financial information for the Subaccounts in this Prospectus or in the SAI.

Appendix A

The Death Benefit

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Policy before May 15, 2001 (or later if our current Death Benefits are not approved under applicable state regulation).

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtectorSM"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of policy provisions described elsewhere.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

       Annuitant's            End of                   Account                     Unadjusted
           Age                 Year                     Value                     Death Benefit
      -------------------------------------------------------------------------------------------
           71                    1                     $103,000                     $103,000
           72                    2                     $110,000                     $110,000
           73                    3                     $ 80,000                     $110,000
           74                    4                     $120,000                     $120,000
           75                    5                     $130,000                     $130,000
           76                    6                     $150,000                     $150,000
           77                    7                     $160,000                     $160,000
           78                    8                     $130,000                     $160,000
           79                    9                     $ 90,000                     $160,000
           80                   10                     $170,000                     $170,000
           81                   11                     $140,000                     $170,000
           82                   12                     $190,000                     $190,000
           83                   13                     $150,000                     $170,000
      ----------------------------------------------------------------------------------------

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Purchase                     Account                      Unadjusted
        Date              Payment                       Value                      Death Benefit
      -------------------------------------------------------------------------------------------
       3/31/00            $10,000                      $10,000                       $ 10,000
       3/31/08                                          20,000                         20,000
       3/31/09                                          14,000                         20,000
      -------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If the Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date." (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtectorSM".)

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider when you apply for the Policy. The Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages) and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. We currently charge an annual rate of .25%, however we guarantee that this charge will not exceed an annual rate of .35% of the prior Policy year's average Guaranteed Minimum Death Benefit; the rate that applies to your Policy will be fixed at issue. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at issue, the optional enhanced Death Benefit is equal to 40% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously surrendered.

Under this age scenario, the optional enhanced Death Benefit cannot exceed 70% of premiums paid as adjusted for partial surrenders.

If the Annuitant is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously surrendered.

Under this age scenario, the optional enhanced Death Benefit cannot exceed 40% of premiums paid as adjusted for partial surrenders.

Under both age scenarios listed above, we will take withdrawals first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus
(c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your surrender request:

(b) is the total of any surrenders, excluding surrender charges, previously taken;

(c) is the total of premiums paid; and

(d) is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for a Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is an annual rate of .20% times the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed an annual rate of .35% times the average Account Value as described above (the rate that applies to your Policy will be fixed at issue). See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The following example shows how the optional enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the Policy. This example assumes an Owner purchases a Policy with an Annuitant age 65 at the time of issue, and that he makes no partial surrenders before the Annuitant's death.

                                                                                      Optional
                                                                                      Enhanced
                                Account                              Death             Death
 Date         Premium            Value             Gain             Benefit           Benefit
----------------------------------------------------------------------------------------------
8/01/00       100,000           100,000                 0           100,000                 0
8/01/15                         300,000           200,000           300,000            70,000
----------------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the optional enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Account Value being less than your premium payments made and not previously surrendered may result in no enhanced Death Benefit being payable.

 . Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
  This means that regardless of any changes in your circumstances, we will continue to assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Policy.

Appendix B

Some of the Investment Subdivisions available under this Policy invest in portfolios with a 12b-1 fee or a Service Share fee (see Portfolio Annual Expenses). Performance for certain of these Investment Subdivisions may reflect the historical performance of a different class of the portfolio underlying the Investment Subdivision. With respect to these Investment Subdivisions, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information in this Appendix is based on information provided by the Funds and may reflect fee waivers and expense reimbursements provided by certain Funds. We cannot guarantee that these fee waivers and expense reimbursements will continue. See Portfolio Annual Expenses.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                              For the  For the  For the   From the    Date of
                               1-year   5-year  10-year   Inception  Inception
                               period   period   period  In Separate    In
                               ended    ended    ended   Account to  Separate
                              12/31/00 12/31/00 12/31/00  12/31/00   Account*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                NA      NA       NA     -22.34    06/30/00
 AIM V.I. Growth Fund              NA      NA       NA     -29.06    06/30/00
 AIM V.I. Value Fund               NA      NA       NA     -18.97    06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio          NA      NA       NA     -23.86    06/30/00
 Growth and Income Portfolio       NA      NA       NA       4.36    06/30/00
 Quasar Portfolio                  NA      NA       NA     -17.14    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                     NA      NA       NA     -31.16    06/30/00
 Dreyfus Socially Responsible
  Growth Fund                      NA      NA       NA     -17.76    06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                      -14.13    2.76       NA       5.44    01/04/95
 Federated International
  Small Company Fund II            NA      NA       NA     -20.14    06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio     3.20   11.57    15.49      12.29    05/02/88
 VIP Growth Portfolio          -16.59   17.40    18.15      15.34    05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio   -12.06   15.95       NA      19.45    01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                     -8.81      NA       NA      13.49    05/01/97
 VIP III Mid Cap Portfolio         NA      NA       NA       4.02    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       3.58      NA       NA      15.63    05/01/97
 Money Market Fund**             1.46    3.78     3.45       3.96    05/02/88
 Premier Growth Equity Fund    -10.25      NA       NA       3.83    05/03/99
 S&P 500 Index Fund            -14.54   16.34    16.37      13.96    05/02/88
 Small-Cap Value Equity Fund       NA      NA       NA      10.86    06/30/00
 U.S. Equity Fund               -5.50      NA       NA       7.40    05/01/98
 Value Equity Fund                 NA      NA       NA      -4.02    06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio   -37.41   18.26       NA      20.64    09/13/93
 Balanced Portfolio             -6.30   17.11       NA      17.67    10/02/95
 Capital Appreciation
  Portfolio                    -23.69      NA       NA      29.30    05/01/97
 Global Life Sciences
  Portfolio                        NA      NA       NA       4.15    06/30/00
 Global Technology Portfolio       NA      NA       NA     -38.03    06/30/00
 Growth Portfolio              -19.99   17.49       NA      16.28    09/13/93
 International Growth
  Portfolio                    -21.42      NA       NA      19.72    05/01/96
 Worldwide Growth Portfolio    -21.26   21.07       NA      20.42    09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series                     NA      NA       NA     -13.82    06/30/00
 MFS(R) Investors Trust
  Series                           NA      NA       NA      -4.93    06/30/00
 MFS(R) New Discovery Series       NA      NA       NA     -14.00    06/30/00
 MFS(R) Utilities Series           NA      NA       NA      -0.95    06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities/VA                    NA      NA       NA      -9.43    06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA          NA      NA       NA     -13.38    06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio            NA      NA       NA       0.73    06/30/00
 High Yield Bond Portfolio         NA      NA       NA      -4.12    06/30/00
 Long-Term U.S. Government
  Bond Portfolio                   NA      NA       NA       8.16    06/30/00
 Total Return Bond Portfolio       NA      NA       NA       2.71    06/30/00
Rydex Variable Trust
 Rydex OTC Fund                    NA      NA       NA     -43.94    06/30/00
------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to guarantee or project future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charge, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect portfolio charges and expenses deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4) and the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account 4), and reflect deductions for the annual policy maintenance charge. Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional death benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -16.07   13.92       NA   05/05/93
 AIM V.I. Growth Fund                       -25.86   15.13       NA   05/05/93
 AIM V.I. Value Fund                        -19.89   14.34       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                   -22.07   19.97       NA   06/26/92
 Growth and Income Portfolio                  9.00   17.78       NA   01/14/91
 Quasar Portfolio                           -11.45      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Fund                    -37.44      NA       NA   12/15/99
 Dreyfus Socially Responsible Growth Fund   -16.18   16.94       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -14.13    2.76       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  3.20   11.57    15.49   10/09/86
 VIP Growth Portfolio                       -16.59   17.40    18.15   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                -12.06   15.95       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -8.81      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   29.11      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    3.58      NA       NA   05/01/97
 Money Market Fund**                          1.46    3.78     3.45   06/30/85
 Premier Growth Equity Fund                 -10.25      NA       NA   12/12/97
 S&P 500 Index Fund                         -14.54   16.34    16.37   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -5.50   17.23       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -37.41   18.26       NA   09/13/93
 Balanced Portfolio                          -6.30   17.11       NA   09/13/93
 Capital Appreciation Portfolio             -23.69      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -19.99   17.49       NA   09/13/93
 International Growth Portfolio             -21.42   21.42       NA   05/02/94
 Worldwide Growth Portfolio                 -21.26   21.07       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series       -11.43      NA       NA   05/03/99
 MFS(R) Investors Trust Series               -5.25   14.28       NA   10/09/95
 MFS(R) New Discovery Series                 -7.12      NA       NA   04/29/98
 MFS(R) Utilities Series                      2.24   19.15       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities/VA             0.12   20.82    14.23   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -14.01   13.70       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       3.61      NA       NA   02/16/99
 High Yield Bond Portfolio                   -5.83      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    16.86      NA       NA   04/30/99
 Total Return Bond Portfolio                  5.54      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -43.99      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                                    Table 3
     Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -12.28   13.67       NA   05/05/93
 AIM V.I. Growth Fund                       -21.71   14.85       NA   05/05/93
 AIM V.I. Value Fund                        -15.96   14.08       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                   -18.06   19.58       NA   06/26/92
 Growth and Income Portfolio                 11.85   17.44       NA   01/14/91
 Quasar Portfolio                             7.84      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -32.86      NA       NA   12/15/99
 Dreyfus Socially Responsible Growth Fund   -12.39   16.62       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -10.42    2.85       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.26   11.38    15.15   10/09/86
 VIP Growth Portfolio                       -12.78   17.06    17.81   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.43   15.65       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.30      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   31.20      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.62      NA       NA   05/01/97
 Money Market Fund**                          4.59    3.83     3.15   06/30/85
 Premier Growth Equity Fund                  -6.69      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.82   16.03    16.03   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.12   16.90       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -32.83   17.91       NA   09/13/93
 Balanced Portfolio                          -2.89   16.78       NA   09/13/93
 Capital Appreciation Portfolio             -19.62      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -16.06   17.15       NA   09/13/93
 International Growth Portfolio             -17.43   21.00       NA   05/02/94
 Worldwide Growth Portfolio                 -17.28   20.65       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series        -7.82      NA       NA   05/03/99
 MFS(R) Investors Trust Series               -1.87   14.02       NA   10/09/95
 MFS(R) New Discovery Series                 -3.67      NA       NA   04/29/98
 MFS(R) Utilities Series                      5.33   18.78       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities/VA             3.30   20.41    13.90   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -10.30   13.45       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       6.65      NA       NA   02/16/99
 High Yield Bond Portfolio                   -2.43      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    19.41      NA       NA   04/30/99
 Total Return Bond Portfolio                  8.52      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -39.16      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Trustee..................................................................
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Regulation of GE Life & Annuity............................................
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                             Dated May 1, 2001

                   GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated May 1, 2001 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
Termination of Participation Agreements.....................................   3
Calculation of Performance Data.............................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   6
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Trustee...................................................................
  Written Notice............................................................   8
Distribution of the Policies................................................   9
Legal Developments Regarding Employment-Related Benefit Plans...............   9
Regulation of GE Life & Annuity.............................................   9
Legal Matters...............................................................   9
Experts.....................................................................   9
Financial Statements........................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held (subject to certain restrictions described in the Policy). The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   We will value the assets in Account 4 at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP-ES)/UV) X ( 365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV)) 365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider or the OEDB rider.

     Current Yield   4.55% as of December
  31, 2000

     Effective Yield 4.65% as of December 31, 2000

   Past performance is not a guarantee or projection of future results.

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charges and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges or the OEDB charge.

     5. Total return assumes the payment of a full 4% Bonus Credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee or projection of future results.

   The Funds provided the price information used to calculate the total return of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1
where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P   = a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated as well as by standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If the Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, premium payments and charges made during the report period.

Trustee

   If a trustee is named as the Owner or Beneficiary of this policy and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of policy benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

Regulation of GE Life & Annuity

   Besides Federal securities laws and Virginia insurance law, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel and Secretary of GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life &Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:

  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:

  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:

  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):

  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):

  VIP III Growth & Income Portfolio

GE Investments Funds, Inc.:

  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:

  MFS(R) Investors Growth Stock Series (formerly MFS(R) Growth Series), MFS(R) Investors Trust Series (formerly, MFS(R) Growth With Income Series), MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:

  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:

  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Prudential Series Fund, Inc.

  Equity Portfolio, Prudential Jennison Portfolio, SP Jennison International Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio

Rydex Variable Trust:

  Rydex OTC Fund

Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expenses...................................................   4

Synopsis....................................................................  14

Investment Results..........................................................  18

Financial Statements........................................................  19

GE Life and Annuity Assurance Company.......................................  20

Account 4...................................................................  21

The Guarantee Account.......................................................  31

Charges and Other Deductions................................................  33

The Policy..................................................................  38

Transfers...................................................................  42

Surrenders..................................................................  46

The Death Benefit...........................................................  48

Income Payments.............................................................  57

Federal Tax Matters.........................................................  61

Voting Rights...............................................................  69

Requesting Payments.........................................................  70

Distribution of the Policies................................................  71

Additional Information......................................................  73

Condensed Financial Information.............................................  75

Appendix A.................................................................. A-1


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Home Office -- Our offices at 6610 W. Broad St., Richmond VA 23230. The term "we" may be used throughout this Prospectus in connection with calculations of Account Value; in these instances, the term "we" has the same meaning as Home Office.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for regular trading except for days that the Investment Subdivisions corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculations of Account Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------

 The maximum surrender charge (as a percentage of each premium payment
  surrendered/withdrawn)                                                  8.00%
 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
 Transfer Charge (for each transfer after the first in a calendar
  month)/1/                                                                 $10

Annual Expenses (deducted daily as a percentage of Account Value in
 Account 4):
-------------------------------------------------------------------------------

 Mortality and Expense Risk Charge                                        1.30%
 Administrative Expense Charge                                             .25%
                                                                          -----
 Total Annual Expenses                                                    1.55%

Other Annual Expenses:
-------------------------------------------------------------------------------

 Annual Policy Maintenance Charge/2/                                       $ 25
 Maximum Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
  percentage of prior Policy year's average benefit amount)/3/             .35%
 Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage
  of prior Policy year's average Account Value)/4/                         .35%
-------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.
 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.

 /3/If the Optional Guaranteed Minimum Death Benefit applies. (This may be referred to as the "Six Percent EstateProtectorSM" in our marketing materials.) The current rate of this charge is an annual rate of .25% of the prior Policy year's average benefit amount.

 /4/If the Optional Enhanced Death Benefit Charge applies (This may be referred to as the "GE Earnings ProtectorSM" in our marketing materials.) We currently charge .20% annually as a percentage of prior year's average Account Value.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                      Total
                                                                     Annual
                                                          Other     Expenses
                                                        Expenses   (after fee
                           Management                    (after    waivers and
                          Fees (after          Service reimburse-  reimburse-
                          fee waivers,  12b-1   Share   ments, as   ments, as
Portfolios               as applicable) Fees*  Fees**  applicable) applicable)
------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund           0.61%      -- %    -- %     0.21%       0.82%
 AIM V.I. Value Fund          0.61       --      --       0.23        0.84
Alliance Variable
Products SeriesFund,
Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                      0.63      0.25     --       0.07        0.95
 Premier Growth
  Portfolio -- Class B
  Shares                      1.00      0.25     --       0.05        1.30
 Quasar Portfolio --
   Class B Shares             0.81      0.25     --       0.14        1.20
Dreyfus/2/
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets
  Portfolio -- Initial
  Class Shares                1.25       --      --       0.75        2.00
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Class Shares                0.75       --      --       0.03        0.78
Federated Insurance
 Series/3/
 Federated High Income
  Bond Fund II-- Service
  Shares                      0.60       --     0.10      0.16        0.86
 Federated International
  Small Company Fund II       0.15       --     0.10      1.25        1.50
Fidelity Variable
Insurance Products Fund
(VIP)/4/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares              0.48      0.25     --       0.10        0.83
 VIP Growth Portfolio --
   Service
  Class 2 Shares              0.57      0.25     --       0.09        0.91
Fidelity Variable
Insurance Products Fund
(VIP II)/5/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares              0.57      0.25     --       0.10        0.92
Fidelity Variable
Insurance Products Fund
(VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares              0.48      0.25     --       0.12        0.85
GE Investments Funds,
 Inc./7/
 Mid-Cap Value Equity
  Fund                        0.65       --      --       0.05        0.70
 Money Market Fund            0.28       --      --       0.04        0.32
 Premier Growth Equity
  Fund                        0.65       --      --       0.02        0.67
 S&P 500 Index Fund           0.35       --      --       0.04        0.39
 Small-Cap Value Equity
  Fund                        0.80       --      --       0.19        0.99
 U.S. Equity Fund             0.55       --      --       0.04        0.59
 Value Equity Fund            0.65       --      --       0.19        0.84
Janus Aspen Series/8/
 Aggressive Growth
  Portfolio -- Service
  Shares                      0.65      0.25              0.02        0.92
 Balanced Portfolio --
   Service Shares             0.65      0.25     --       0.02        0.92
 Capital Appreciation
  Portfolio -- Service
  Shares                      0.65      0.25     --       0.02        0.92
 Global Life Sciences
  Portfolio  -- Service
  Shares                      0.65      0.25     --       0.30        1.20
 Global Technology
  Portfolio -- Service
  Shares                      0.65      0.25     --       0.04        0.94
 Worldwide Growth
  Portfolio -- Service
  Shares                      0.65      0.25     --       0.05        0.95
MFS(R) Variable
 Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                0.75      0.20     --       0.15        1.10

                                                                       Total
                                                                      Annual
                                                           Other     Expenses
                                                         Expenses   (after fee
                            Management                    (after    waivers and
                           Fees (after          Service reimburse-  reimburse-
                           fee waivers,  12b-1   Share   ments, as   ments, as
                          as applicable) Fees*  Fees**  applicable) applicable)
-------------------------------------------------------------------------------
 MFS(R) Investors Trust
  Series (formerly MFS(R)
  Growth With Income
  Series -- Service Class
  Shares                       0.75%     0.20%    --       0.11%       1.06%
 MFS(R) New Discovery
  Series -- Service Class
  Shares                       0.90      0.20     --       0.15        1.25
 MFS(R) Utilities
  Series -- Service Class
  Shares                       0.75      0.20     --       0.15        1.10
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              0.64      0.15     --       0.04        0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70      0.15     --       0.03        0.88
PIMCO Variable Insurance
Trust/10/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25       --     0.15      0.51        0.91
 High Yield Bond
  Portfolio --
   Administrative Shares       0.25       --     0.15      0.35        0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
  Administrative Shares        0.25       --     0.15      0.25        0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25       --     0.15      0.25        0.65
The Prudential Series
Fund, Inc./11/
 Equity Portfolio --
   Class II                    0.45      0.25    0.15      0.06        0.91
 SP Jennision
  International
  Portfolio -- Class II        0.85      0.25    0.15      0.39        1.64
 Prudential Jennison
  Portfolio -- Class II        0.60      0.25    0.15      0.04        1.04
 SP Prudential U. S.
  Emerging Growth
  Portfolio -- Class II        0.60      0.25    0.15      0.30        1.30
Rydex Variable Trust
 Rydex OTC Fund                0.75       --     0.25      0.46        1.46
-------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Contracts will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The Dreyfus Investment annual expenses for the Emerging Markets Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. The total expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/Federated did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The actual total expenses for the High Income Bond II were 1.01%, consisting of .60% management fee, .25% service fee and .16% other fees; for the International Small Company total expenses were 5.99% consisting of 1.25 % management fee, .10 % Service share fee and 4.49% other fees. The shareholder services provider agrees to voluntarily waive this accrual through December 31, 2001.

 /4/Actual annual class operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of a certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 2000 for the VIP Equity-Income Portfolio would have been total annual expenses of .82%; for VIP Growth Portfolio total annual expenses of .90%. See the accompanying fund prospectus for details.

 /5/Actual annual class operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of a certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 2000 for VIP II Contrafund Portfolio total annual expenses of .90%. See the accompanying fund prospectus for details.

 /6/Actual annual class operating expenses were lower because a portion of the brokerage commissions that a certain fund paid was used to reduce fund expenses. In addition, a certain fund, or FMR on behalf of a certain fund, has entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 2000 for VIP III Growth & Income Portfolio would have been total annual expenses of .84%. See the accompanying fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, and Worldwide Growth Portfolios.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been total annual expenses of 1.12% for the MFS

 Investor Growth Stock Series (formerly MFS Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS Investors Trust Series (formerly Growth with Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS has contractually waived other expenses to make them no more than 15 bps after non-contractual expenses are included.

/10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 2000 would have been total annual expenses of .66% for Total Return Bond Portfolio, consisting of .25% management fees, .15% service fees and .26% other expenses.

/11/Absent certain fee waivers or reimbursements, the total annual expenses for The Prudential Series Fund during 2000 would have been 1.70% for the Jennison International Portfolio, consisting of .85% management fee, .25% 12b-1 fees, .15% administrative service fee and .45% other expenses; for the Prudential U.S. Emerging Growth Portfolio the total expenses would have been 1.47%, consisting of .60% management fee, .25% 12b-1 fee, .15% administrative service fee and .47% other expenses.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples vary based on the riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements provided by some of the Funds will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider (the "GMDB") and the optional enhanced Death Benefit rider (the "OEDB"), the examples assume that the maximum charges apply (for the GMDB the maximum charge is .35% of the prior Policy year's average benefit amount; for the OEDB the maximum charge is .35% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year) applies. The examples do not reflect any Bonus Credits; if they did, the expenses shown would be higher.

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB Rider and the OEDB Rider):

1.  If you surrender* your Policy at the end of the applicable period:

                                                  Without GMDB & OEDB Riders
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund              97.01 139.95  176.55   280.61
 AIM V.I. Value Fund                             97.21 140.55  177.55   282.59
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                     98.31 143.85  183.03   293.43
 Premier Growth Portfolio                       101.80 154.25  200.25   327.07
 Quasar Portfolio                               100.81 151.29  195.36   317.59
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          108.75 174.73  233.76   390.61
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           96.61 138.75  174.55   276.63
Federated Insurance Series
 Federated High Income Bond Fund II              97.41 141.15  178.55   284.58
 Federated International Small Company Fund II  103.79 160.15  209.95   345.73
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                     97.11 140.25  177.05   281.60
 VIP Growth Portfolio                            97.91 142.65  181.04   289.51
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                     98.01 142.95  181.54   290.49
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio               97.31 140.85  178.05   283.59

                                                   Without GMDB & OEDB Riders
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                        95.81 136.34  170.54   268.61
 Money Market Fund                                92.00 124.83  151.24   229.58
 Premier Growth Equity Fund                       95.51 135.44  169.03   265.59
 S&P 500 Index Fund                               92.70 126.96  154.82   236.89
 Small Cap Value Fund                             98.71 145.04  185.01   297.34
 U.S. Equity Fund                                 94.71 133.02  164.99   257.48
 Value Equity Fund                                97.21 140.55  177.55   282.59
Janus Aspen Series
 Aggressive Growth Portfolio                      98.01 142.95  181.54   290.49
 Balanced Portfolio                               98.01 142.95  181.54   290.49
 Capital Appreciation Portfolio                   98.01 142.95  181.54   290.49
 Global Life Sciences Portfolio                  100.81 151.29  195.36   317.59
 Global Technology Portfolio                      98.21 143.55  182.53   292.45
 Worldwide Growth Portfolio                       98.31 143.85  183.03   293.43
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series             99.81 148.32  190.45   308.01
 MFS(R) Investors Trust Series                    99.41 147.13  188.47   304.15
 MFS(R) New Discovery Series                     101.30 152.77  197.81   322.35
 MFS(R) Utilities Series                          99.81 148.32  190.45   308.01
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA            97.11 140.25  177.05   281.60
 Oppenheimer Main Street Growth & Income Fund/VA  97.61 141.75  179.55   286.55
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                           97.91 142.65  181.04   289.51
 Government Bond Portfolio                        95.31 134.84  168.02   263.57
 High Yield Portfolio                             96.31 137.85  173.05   273.63
 Total Return Portfolio                           95.31 134.84  168.02   263.57
The Prudential Series Fund, Inc
 Prudential Equity Portfolio                      97.91 142.65  181.04   289.51
 Prudential Jennison Portfolio                    99.21 146.53  187.49   302.21
 SP Jennison International Growth Portfolio      105.18 164.26  216.68   358.55
 SP Prudential U.S. Emerging Growth Portfolio    101.80 154.25  200.25   327.07
Rydex Variable Trust
 Rydex OTC Fund                                  103.39 158.97  208.02   342.03
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:

                                                  Without GMDB and OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             25.01   76.95  131.55   280.61
 AIM V.I. Value Fund                            25.21   77.55  132.55   282.59
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    26.31   80.85  138.03   293.43
 Premier Growth Portfolio                       29.80   91.25  155.25   327.07
 Quasar Portfolio                               28.81   88.29  150.36   317.59
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          36.75  111.73  188.76   390.61
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          24.61   75.75  129.55   276.63

                             Without GMDB and OEDB Rider
Investment Subdivision
Investing In:              1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------
Federated Insurance
 Series
 Federated High Income
  Bond Fund II             25.41   78.15  133.55   284.58
 Federated International
  Small Company Fund II    31.79   97.15  164.95   345.73
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income
  Portfolio                25.11   77.25  132.05   281.60
 VIP Growth Portfolio      25.91   79.65  136.04   289.51
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Contrafund
  Portfolio                26.01   79.95  136.54   290.49
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                25.31   77.85  133.05   283.59
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                     23.81   73.34  125.54   268.61
 Money Market Fund         20.00   61.83  106.24   229.58
 Premier Growth Equity
  Fund                     23.51   72.44  124.03   265.59
 S&P 500 Index Fund        20.70   63.96  109.82   236.89
 Small Cap Value Fund      26.71   82.04  140.01   297.34
 U.S. Equity Fund          22.71   70.02  119.99   257.48
 Value Equity Fund         25.21   77.55  132.55   282.59
Janus Aspen Series
 Aggressive Growth
  Portfolio                26.01   79.95  136.54   290.49
 Balanced Portfolio        26.01   79.95  136.54   290.49
 Capital Appreciation
  Portfolio                26.01   79.95  136.54   290.49
 Global Life Sciences
  Portfolio                28.81   88.29  150.36   317.59
 Global Technology
  Portfolio                26.21   80.55  137.53   292.45
 Worldwide Growth
  Portfolio                26.31   80.85  138.03   293.43
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series             27.81   85.32  145.45   308.01
 MFS(R) Investors Trust
  Series                   27.41   84.13  143.47   304.15
 MFS(R) New Discovery
  Series                   29.30   89.77  152.81   322.35
 MFS(R) Utilities Series   27.81   85.32  145.45   308.01
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA       25.11   77.25  132.05   281.60
 Oppenheimer Main Street
  Growth & Income Fund/VA  25.61   78.75  134.55   286.55
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio    25.91   79.65  136.04   289.51
 Government Bond
  Portfolio                23.31   71.84  123.02   263.57
 High Yield Portfolio      24.31   74.85  128.05   273.63
 Total Return Portfolio    23.31   71.84  123.02   263.57
The Prudential Series
 Fund, Inc
 Prudential Equity
  Portfolio                25.91   79.65  136.04   289.51
 Prudential Jennison
  Portfolio                27.21   83.53  142.49   302.21
 SP Jennison
  International Growth
  Portfolio                33.18  101.26  171.68   358.55
 SP Prudential U.S.
  Emerging Growth
  Portfolio                29.80   91.25  155.25   327.07
Rydex Variable Trust
 Rydex OTC Fund            31.39   95.97  163.02   342.03
----------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB Rider and the OEDB Rider):

3. If you surrender* your Policy at the end of the applicable period:

                                                    With GMDB & OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I.Capital Appreciation Fund              101.08 160.77  214.72   364.55
 AIM V.I. Value Fund                            101.28 161.38  215.73   366.50
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    102.40 164.75  221.29   377.18
 Premier Growth Portfolio                       105.96 175.40  238.75   410.32
 QuasarPortfolio                                104.94 172.37  233.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          113.03 196.34  272.73   472.85
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          100.67 159.54  212.69   360.62
Federated Insurance Series
 Federated High Income Bond Fund II             101.49 162.00  216.74   368.45
 Federated International Small Company Fund II  107.98 181.43  248.59   428.69
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                    101.18 161.08  215.22   365.52
 VIP Growth Portfolio                           102.00 163.53  219.27   373.31
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    102.10 163.84  219.77   374.28
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              101.38 161.69  216.24   367.48
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       99.86 157.08  208.61   352.72
 Money Market Fund                               95.92 144.84  187.68   308.18
 Premier Growth Equity Fund                      99.55 156.15  207.08   349.74
 S&P 500 Index Fund                              96.69 147.48  192.67   321.43
 Small Cap Value Fund                           102.81 165.98  223.30   381.04
 U.S. Equity Fund                                98.73 153.68  202.98   341.74
 Value Equity Fund                              101.28 161.38  215.73   366.50
Janus Aspen Series
 Aggressive Growth Portfolio                    102.10 163.84  219.77   374.28
 Balanced Portfolio                             102.10 163.84  219.77   374.28
 Capital Appreciation Portfolio                 102.10 163.84  219.77   374.28
 Global Life Sciences Portfolio                 104.94 172.37  233.79   400.98
 Global Technology Portfolio                    102.30 164.45  220.78   376.22
 Worldwide Growth Portfolio                     102.40 164.75  221.29   377.18
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series           103.93 169.33  228.81   391.54
 MFS(R) Investors Trust Series                  103.52 168.11  226.81   387.74
 MFS(R) New Discovery Series                    105.45 173.88  236.28   405.67
 MFS(R) Utilities Series                        103.93 169.33  228.81   391.54
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA          101.18 161.08  215.22   365.52
 Oppenheimer Main Street Growth & Income
  Fund/VA                                       101.69 162.61  217.75   370.40
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         102.00 163.53  219.27   373.31
 Government Bond Portfolio                       99.35 155.54  206.06   347.74

                                                  With GMDB & OEDB Rider
Investment Subdivision Investing In:          1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
 High Yield Portfolio                         100.37 158.62  211.16   357.66
 Total Return Portfolio                        99.35 155.54  206.06   347.74
The Prudential Series Fund, Inc
 Prudential Equity Portfolio                  102.00 163.53  219.27   373.31
 Prudential Jennison Portfolio                103.32 167.50  225.81   385.83
 SP Jennison International Growth Portfolio   109.40 185.63  255.41   441.30
 SP Prudential U.S. Emerging Growth Portfolio 105.96 175.40  238.75   410.32
Rydex Variable Trust
 Rydex OTC Fund                               107.58 180.22  246.63   425.05
-----------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                    With GMDB & OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             29.08   97.77  169.72   364.55
 AIM V.I. Value Fund                            29.28   98.38  170.73   366.50
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    30.40  101.75  176.29   377.18
 Premier Growth Portfolio                       33.96  112.40  193.75   410.32
 Quasar Portfolio                               32.94  109.37  188.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          41.03  133.34  227.73   472.85
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          28.67   96.54  167.69   360.62
Federated Insurance Series
 Federated High Income Bond Fund II             29.49   99.00  171.74   368.45
 Federated International Small Company Fund II  35.98  118.43  203.59   428.69
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                    29.18   98.08  170.22   365.52
 VIP Growth Portfolio                           30.00  100.53  174.27   373.31
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    30.10  100.84  174.77   374.28
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              29.38   98.69  171.24   367.48
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      27.86   94.08  163.61   352.72
 Money Market Fund                              23.92   81.84  142.68   308.18
 Premier Growth Equity Fund                     27.55   93.15  162.08   349.74
 S&P 500 Index Fund                             24.69   84.48  147.67   321.43
 Small Cap Value Fund                           30.81  102.98  178.30   381.04
 U.S. Equity Fund                               26.73   90.68  157.98   341.74
 Value Equity Fund                              29.28   98.38  170.73   366.50
Janus Aspen Series
 Aggressive Growth Portfolio                    30.10  100.84  174.77   374.28
 Balanced Portfolio                             30.10  100.84  174.77   374.28
 Capital Appreciation Portfolio                 30.10  100.84  174.77   374.28
 Global Life Sciences Portfolio                 32.94  109.37  188.79   400.98
 Global Technology Portfolio                    30.30  101.45  175.78   376.22
 Worldwide Growth Portfolio                     30.40  101.75  176.29   377.18
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                           31.93  106.33  183.81   391.54
 MFS(R) Growth with Income Series               31.52  105.11  181.81   387.74

                                                     With GMDB & OEDB Rider
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
 MFS(R) New Discovery Series                     33.45  110.88  191.28   405.67
 MFS(R) Utilities Series                         31.93  106.33  183.81   391.54
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           29.18   98.08  170.22   365.52
 Oppenheimer Main Street Growth & Income Fund/VA 29.69   99.61  172.75   370.40
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          30.00  100.53  174.27   373.31
 Government Bond Portfolio                       27.35   92.54  161.06   347.74
 High Yield Portfolio                            28.37   95.62  166.16   357.66
 Total Return Portfolio                          27.35   92.54  161.06   347.74
The Prudential Series Fund, Inc
 Prudential Equity Portfolio                     30.00  100.53  174.27   373.31
 Prudential Jennison Portfolio                   31.32  104.50  180.81   385.83
 SP Jennison International Growth Portfolio      37.40  122.63  210.41   441.30
 SP Prudential U.S. Emerging Growth Portfolio    33.96  112.40  193.75   410.32
Rydex Variable Trust
 Rydex OTC Fund                                  35.58  117.22  201.63   425.05
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable annuity policies which also may invest in the same (or many of the same) portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payment, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 41 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to Account 4. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB and OEDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender may reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value. See The Death Benefit.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

  (i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

 (ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge, and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge or the optional OEDB charge. They also do not reflect premium taxes. See the Appendix for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary and the financial statements of GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc., which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 41 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
Investment Subdivision                                         Adviser, as
Investing In                      Investment Objective         applicable)
-----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              Objective is growth of       A I M Advisors,
Appreciation Fund             capital.                     Inc.
-----------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term   A I M Advisors,
                              growth of capital. Income    Inc.
                              is a secondary objective.
-----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income             Seeks reasonable current     Alliance Capital
Portfolio                     income and reasonable        Management, L.P.
                              opportunity for
                              appreciation through
                              investments primarily in
                              dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities and convertible
                              securities.
-----------------------------------------------------------------------------
Premier Growth Portfolio      Seeks growth of capital by   Alliance Capital
                              investing predominantly in   Management, L.P.
                              the equity securities of a
                              limited number of large,
                              carefully selected, high
                              quality U.S. companies
                              judged likely to achieve
                              superior earnings.
-----------------------------------------------------------------------------
Quasar Portfolio              Seeks growth of capital by   Alliance Capital
                              pursuing aggressive          Management, L.P.
                              investment policies. This
                              fund invests based upon the
                              potential for capital
                              appreciation and only
                              incidentally for current
                              income. The investment
                              policies are aggressive.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
DREYFUS

Dreyfus Investment           Non-diversified/1/           The Dreyfus
Portfolios-Emerging          portfolio seeking long-term  Corporation
Markets Portfolio            capital growth by investing
                             primarily in the stocks of
                             companies organized, or
                             with a majority of its
                             assets or business, in
                             emerging market countries.
-----------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital     The Dreyfus
Responsible Growth Fund,     growth, with current income  Corporation (sub-
Inc                          as a secondary goal by       adviser, NCM
                             investing primarily in the   Management Group,
                             common stock of companies    Inc.)
                             that in the opinion of the
                             Fund's management, meet
                             traditional investment
                             standards and conduct their
                             business in a manner that
                             contributes to the
                             enhancement of the quality
                             of life in America.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income Bond   Seeks high current income.   Federated
Fund II                      Seeks to achieve its         Investment
                             objective by investing       Management Company
                             primarily in diversified
                             portfolio of professionally
                             managed fixed-income
                             securities. The fixed-
                             income securities in which
                             the fund intends to invest
                             are lower-rated corporate
                             debt obligations, commonly
                             referred to as "junk
                             bonds." The risks of these
                             securities and their high
                             yield potential are
                             described in the prospectus
                             for the Federated Insurance
                             Series, which should be
                             read carefully before
                             investing.
-----------------------------------------------------------------------------
Federated International      Seeks to provide long-term   Federated Global
Small Company Fund II        growth of capital. Purses    Investment
                             this objective by investing  Management Corp.
                             at least 65% of its assets
                             in equity securities of
                             foreign companies that have
                             a market capitalization at
                             the time of purchase of
                             $1.5 billion or less.
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP)

Equity-Income Portfolio      Seeks reasonable income and  Fidelity Management
                             will consider the potential  & Research Company;
                             for capital appreciation.    (subadvised by FMR
                             The fund also seeks a        Co., Inc.)
                             yield, which exceeds the
                             composite yield on the
                             securities comprising the
                             S&P 500 by investing
                             primarily in income-
                             producing equity securities
                             and by investing in
                             domestic and foreign
                             issuers.
-----------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation   Fidelity Management
                             by investing primarily in    & Research Company;
                             common stocks of companies   (subadvised by FMR
                             believed to have above-      Co., Inc.)
                             average growth potential.
-----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital      Fidelity Management
                             appreciation by investing    & Research Company
                             primarily in common stocks   (subadvised by
                             and securities of companies  Fidelity Management
                             whose value it believes to   & Research (U.K.)
                             have not fully been          Inc., Fidelity
                             recognized by the public.    Management &
                             This fund invests in         Research (Far East)
                             domestic and foreign         Inc., Fidelity
                             issuers and also invests in  Investments Japan
                             "growth" stocks or "value"   Limited and
                             stocks or both.              subadvised by FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return      Fidelity Management
                             through a combination of     & Research Company
                             current income and capital   (subadvised by
                             appreciation by investing a  Fidelity Management
                             majority of assets in        & Research (U.K.)
                             common stocks with a focus   Inc., Fidelity
                             on those that pay current    Management &
                             dividends and show           Research (Far East)
                             potential for capital        Inc., Fidelity
                             appreciation.                Investments Japan
                                                          Limited and
                                                          subadvised by FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long  GE Asset Management
                             term growth of capital by    Incorporated
                             investing primarily in
                             common stock and other
                             equity securities of
                             companies that the
                             investment adviser believes
                             are undervalued by the
                             marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio
                             reflects investments
                             primarily within the mid
                             cap range, the Fund is not
                             restricted to investments
                             within any particular
                             capitalization and may in
                             the future invest a
                             majority of its assets in
                             another capitalization
                             range.
-----------------------------------------------------------------------------
Money Market Fund            Objective of providing       GE Asset Management
                             highest level of current     Incorporated
                             income as is consistent
                             with high liquidity and
                             safety of principal by
                             investing in various types
                             of good quality money
                             market securities.
-----------------------------------------------------------------------------
Premier Growth Equity        Objective of providing       GE Asset Management
Fund                         long-term growth of capital  Incorporated
                             as well as future (rather
                             than current) income by
                             investing primarily in
                             growth-oriented equity
                             securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                    Investment Objective            applicable)
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/       Objective of providing          GE Asset Management
                            capital appreciation and        Incorporated
                            accumulation of income that     (subadvised by
                            corresponds to the              State Street Global
                            investment return of the        Advisers)
                            Standard & Poor's 500
                            Composite Stock Price Index
                            through investment in
                            common stocks comprising
                            the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity      Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            by investing primarily in       (subadvised by
                            equity securities of small      Palisade Capital
                            cap undervalued U.S.            Management, L.L.C.)
                            companies that have solid
                            growth prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund            Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            through investments
                            primarily in equity
                            securities of U.S.
                            companies.
-------------------------------------------------------------------------------
Value Equity Fund           Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            and future income. Pursues
                            investments in equity
                            securities of large
                            undervalued U.S. companies
                            that have solid growth
                            prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           Non-diversified/1/              Janus Capital
Portfolio                   portfolio pursuing long-        Corporation
                            term growth of capital.
                            Pursues this objective by
                            normally investing at least
                            50% of its assets in equity
                            securities issued by
                            medium-sized companies.
-------------------------------------------------------------------------------
Balanced Portfolio          Seeks long term growth of       Janus Capital
                            capital. Pursues this           Corporation
                            objective consistent with
                            the preservation of capital
                            and balanced by current
                            income. Normally invests
                            40-60% of its assets in
                            securities selected
                            primarily for their growth
                            potential and 40-60% of its
                            assets in securities
                            selected primarily for
                            their income potential.
-------------------------------------------------------------------------------
Capital Appreciation        Non-diversified/1/              Janus Capital
Portfolio                   portfolio pursing long-term     Corporation
                            growth of capital. Pursues
                            this objective by investing
                            primarily in common stocks
                            of companies of any size.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                     Investment Objective           applicable)
------------------------------------------------------------------------------
Global Life Sciences         Non-diversified/1/             Janus Capital
Portfolio                    portfolio seeking long-term    Corporation
                             growth of capital. The
                             portfolio pursues this
                             objective by investing at
                             least 65% of its total
                             assets in securities of
                             U.S. and foreign companies
                             that the portfolio manager
                             believes have a life
                             science orientation. The
                             portfolio normally invests
                             at least 25% of its total
                             assets, in the aggregate,
                             in the following industry
                             groups: health care;
                             pharmaceuticals;
                             agriculture;
                             cosmetics/personal care;
                             and biotechnology.
------------------------------------------------------------------------------
Global Technology            Non-diversified/1/             Janus Capital
Portfolio                    portfolio seeking long-term    Corporation
                             growth of capital. The
                             portfolio pursues this
                             objective by investing at
                             least 65% of its total
                             assets in securities of
                             U.S. and foreign companies
                             that the portfolio manager
                             believes will benefit
                             significantly from advances
                             or improvements in
                             technology.
------------------------------------------------------------------------------
Worldwide Growth Portfolio   Seeks long-term capital        Janus Capital
                             growth in a manner             Corporation
                             consistent with the
                             preservation of capital.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of common stocks
                             of foreign and domestic
                             issuers of all sizes.
                             Normally invests in at
                             least five different
                             countries including the
                             United States.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Investors Growth      Seeks to provide long-term     Massachusetts
Stock Series (formerly       growth of capital and          Financial Services
known as MFS Growth          future income rather than      Company ("MFS")
Series)                      current income. Pursues
                             this objective by
                             investing, under normal
                             market conditions, at least
                             80% of its total assets in
                             common stocks and related
                             securities, of companies
                             MFS believes offer better
                             than average prospects for
                             long-term growth.
------------------------------------------------------------------------------
MFS(R) Investors Trust       Seeks to provide reasonable    Massachusetts
Series (formerly known as    current income and long-       Financial Services
MFS Growth With Income)      term growth of capital and     Company ("MFS")
                             income. Pursues this
                             objective by investing,
                             under normal market
                             conditions, at least 65% of
                             its total assets in common
                             stocks and related
                             securities. This series
                             will also seek to generate
                             gross income equal to
                             approximately 90% of the
                             dividend yield on the
                             Standard & Poor's 500
                             Composite Index.
------------------------------------------------------------------------------

                                                              Adviser (and Sub-
Investment Subdivision                                           Adviser, as
Investing In                        Investment Objective         applicable)
-------------------------------------------------------------------------------
MFS(R) New Discovery            Seeks capital appreciation.  Massachusetts
Series                          Pursues this objective by    Financial Services
                                investing at least 65% of    Company ("MFS")
                                its total assets in equity
                                securities of emerging
                                growth companies.
-------------------------------------------------------------------------------
MFS(R) Utilities Series         Seeks capital growth and     Massachusetts
                                current income. Purses this  Financial Services
                                objective by investing at    Company ("MFS")
                                least 65% of its total
                                assets in equity and debt
                                securities of domestic and
                                foreign companies in the
                                utilities industry.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA       Seeks long-term capital      OppenheimerFunds,
                                appreciation by investing a  Inc.
                                substantial portion of
                                assets in securities of
                                foreign issuers, "growth-
                                type" companies, cyclical
                                industries and special
                                situations that are
                                considered to have
                                appreciation possibilities.
                                It invests mainly in common
                                stocks of U.S. and foreign
                                issuers.
-------------------------------------------------------------------------------
Main Street Growth &            Seeks high total return,     OppenheimerFunds,
Income Fund/VA                  which includes growth in     Inc.
                                the value of its shares as
                                well as current income,
                                from equity and debt
                                securities. The Fund
                                invests mainly in common
                                stocks of U.S. companies.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio          Non-diversified/1/           Pacific Investment
                                portfolio seeking to         Management Company
                                maximize total return,       LLC
                                consistent with
                                preservation of capital and
                                prudent investment
                                management. This portfolio
                                primarily invests in
                                intermediate maturity
                                hedged non-U.S. fixed
                                income securities.
-------------------------------------------------------------------------------
High Yield Bond Portfolio       Seeks to maximize total      Pacific Investment
                                return, consistent with      Management Company
                                preservation of capital and  LLC
                                prudent investment
                                management. Primarily
                                invests in higher yielding
                                fixed income securities
                                (also known as "junk
                                bonds").
-------------------------------------------------------------------------------
Long-Term U.S. Government       Seeks to maximize total      Pacific Investment
Bond Portfolio                  return, consistent with the  Management Company
                                preservation of capital and  LLC
                                prudent investment
                                management. Primarily
                                invests in long-term
                                maturity fixed income
                                securities.
-------------------------------------------------------------------------------
Total Return Bond               Seeks to maximize total      Pacific Investment
Portfolio                       return consistent with       Management Company
                                preservation of capital and  LLC
                                prudent investment
                                management. Primarily
                                invests in intermediate
                                maturity fixed income
                                securities.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND,
INC.

Equity Portfolio             Seeks capital appreciation   Prudential
                             by primarily investing in    Investments Fund
                             common stocks of major       Management LLC
                             established corporations as  (subadvised by
                             well as smaller companies    Jennison Associates
                             using a blend of investment  LLC, GE Asset
                             styles. A portion of the     Management, Inc.,
                             Portfolios' assets may be    Salomon Brothers
                             invested in short,           Asset Management,
                             intermediate or long term    Inc.)
                             debt obligations, including
                             convertible and
                             nonconvertible preferred
                             stock and other equity-
                             related securities. Up to
                             5% of these holdings may be
                             rated below investment
                             grade, which are commonly
                             referred to as "junk
                             bonds."
-----------------------------------------------------------------------------

Prudential Jennison          Seeks long-term growth of    Prudential
Portfolio                    capital by investing         Investments Fund
                             primarily in equity          Management LLC
                             securities of major,         (subadvised by
                             established corporations     Jennison Associates
                             that it believes offer       LLC)
                             above-average growth
                             prospects.
-----------------------------------------------------------------------------

SP Jennison International    Seeks long-term growth of    Prudential
Growth Portfolio             capital by investing in the  Investments Fund
                             common stock of large and    Management LLC
                             medium-sized foreign         (subadvised by
                             companies. Under normal      Jennison Associates
                             circumstances, the           LLC)
                             Portfolio invests at least
                             65% of its total assets in
                             common stock of foreign
                             companies operating or
                             based in at least five
                             different countries.
-----------------------------------------------------------------------------

SP Prudential U.S.           Seeks long-term growth of    Prudential
Emerging Growth Portfolio    capital. The Portfolio       Investments Fund
                             normally invests at least    Management LLC
                             65% of its total assets in   (subadvised by
                             equity securities of small   Jennison Associates
                             and medium-sized U.S.        LLC)
                             companies with the
                             potential for above-average
                             growth. The Portfolio also
                             may use derivatives for
                             hedging or to improve the
                             Portfolio's returns.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                  Non-diversified/1/ fund      Rydex Global
                             seeks to provide investment  Advisors
                             results that correspond to
                             a benchmark for over-the-
                             counter securities that
                             invest primarily in
                             securities of companies
                             included in NASDAQ 100
                             IndexTM.
-----------------------------------------------------------------------------

 /3/The NASDAQ 100 IndexTM is an unmanaged index that is widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Policies, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of a portfolio assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy.

This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.) See Dollar-Cost Averaging.

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the Policies. When the Policies were designed, our pricing actuaries set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the Policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is insufficient Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      ------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                             8%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
               9 or more                                         0%
      ---------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 .  if a waiver of surrender charge provision applies; or

 .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Policy and then from premiums paid. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.
OTHER CHARGE

Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value at each anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the GMDB. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account

Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior Policy year's average Guaranteed Minimum Death Benefit. We currently charge .25%.

Charges for the Optional Enhanced Death Benefit

We charge you for expenses related to the optional enhanced Death Benefit ("OEDB"). At the beginning of each Policy year after the first, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We guarantee that this charge will never exceed an annual rate of .35% times the prior Policy year's average Account Value (however, we currently charge .20%; the rate that applies to your Policy will be fixed at issue). We will allocate the annual charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time.

Policy Maintenance Charge

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deduction for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Account Value, as applicable, at the time your Policy incurs the tax (at such other time as we may choose).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay conmmissions to the broker-dealers for selling the Policies. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the Policies. See "Distribution of the Policies" for more information.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day we receive them.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualifiedretirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as owning the Policy equally with the right of survivorship. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. However, you may not transfer from one interest rate guarantee period to another interest rate guarantee period. For this reason, there may be limitations placed on multiple transfer request made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 and/or the Guarantee Account. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivisions of Account 4 and/or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation in the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Home Office. Such requests include, but are not necessarily limited to requests for transfers and changes in premium payment allocations, dollar-cost averaging, and portfolio rebalancing.
We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions, . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions, or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and Internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned or faxed request to discontinue the program; or

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transactions we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional death benefit charges) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

At the time of your request you may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2 an additional 10% federal penalty tax. See The Death Benefit and Federal Tax Matters.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, your Account Value must initially be at least $10,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the Policy and then from premiums paid. You may provide specific instructions as to which Investment Subdivisions and/or interest rate guarantee periods we are to take the systematic withdrawal from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account. We will take deduction from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $1,000. If a systematic withdrawal would cause the Account Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge)

Your systematic withdrawal amount may be affected if you take an additional partial surrender.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual .EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of policy provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional enhanced Death Benefit, and the optional Guaranteed Minimum Death Benefit.

BASIC DEATH BENEFIT

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

 . During any subsequent one-year Death Benefit Period, the Death Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrenders; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrenders.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

Annuitant's              End of                         Account                          Basic Death
    Age                   Year                           Value                             Benefit
----------------------------------------------------------------------------------------------------
     71                     1                           $103,000                          $103,000
     72                     2                           $110,000                          $110,000
     73                     3                           $ 80,000                          $110,000
     74                     4                           $120,000                          $120,000
     75                     5                           $130,000                          $130,000
     76                     6                           $150,000                          $150,000
     77                     7                           $160,000                          $160,000
     78                     8                           $130,000                          $160,000
     79                     9                           $ 90,000                          $160,000
     80                    10                           $170,000                          $170,000
     81                    11                           $140,000                          $170,000
     82                    12                           $190,000                          $190,000
     83                    13                           $150,000                          $170,000
----------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                      Premium                           Account                           Basic Death
 Date                 Payment                            Value                              Benefit
-----------------------------------------------------------------------------------------------------
3/31/00               $10,000                           $10,000                             $10,000
3/31/08                                                  20,000                              20,000
3/31/09                                                  14,000                              20,000
-----------------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the amount payable to the Designated Beneficiary will be the greater of may elect the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent EstateProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

 . the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

 . A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is .25% of the prior year's average GMDB. We guarantee that this charge will not exceed .35% of the prior year's average GMDB. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional GMDB.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)  is the Account Value as of the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in this age scenario, cannot exceed 70% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)  is the Account Value on the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in the age scenario immediately above, cannot exceed 40% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a) is the Account Value on the date we receive your partial surrender request;

(b) is the total of any partial surrenders, excluding surrender charges, previously taken;

(c)  is the total of premiums paid; and

(d)  is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for the Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is an annual rate of .20% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed an annual rate of .35% of the average Account Value, as described above (the rate that applies to your Policy will be fixed at issue). See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                         Optional
            Purchase       Account                       Death           Enhanced
 Date       Payment         Value          Gain         Benefit        Death Benefit
------------------------------------------------------------------------------------
8/01/00     $100,000       $100,000             0       $100,000                0
8/01/15                     300,000       200,000        300,000          $70,000
------------------------------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the optional enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under benefit will become payable at death. Market declines resulting in your Account Value being less than your premiums paid and not previously surrendered may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we will continue to assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as the other aspects of the Policy.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the basic Death Benefit, optional GMDB, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and/or the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary beneficiary;

(3)  Contingent beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional Death Benefit and/or optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions and/or the Guarantee Account using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. Any Death Benefit will be based on the original Annuitant's age on the Policy Date (i.e., the date we receive due proof of death of the original Owner), rather than the age of the previously deceased Annuitant. All other provisions, including any Surrender Charges, will continue as if the surviving spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (See Requesting Payments).

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         Person who died               Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner          Surrender Value
         (who is not the Annuitant)
         ---------------------------------------------
         Owner or Joint Owner         Death Benefit
         (who is the Annuitant)
         ---------------------------------------------
         Annuitant                    Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum (See Requesting Payments).

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.


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We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we

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will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions and/or the Guarantee Account; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living. If you charge a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then


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2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Unit Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. We will not allow a transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity policy for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

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


In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity policy for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity policy provide for amortization, through annuity payouts, of the policy's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity policy for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

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


No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity policy for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the policy." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the policy."

Your "investment in the policy" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the policy." In such a case, the new owner's "investment in the policy" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the policy." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the policy." If

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


annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the policy" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a partial surrender.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the policy." All annuity payouts in excess of the unrecovered "investment in the policy" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the policy" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial

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


withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a partial surrender that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two policies as one policy.

 . If you purchase two or more deferred annuity policies from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one policy.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a partial surrender or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

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


 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional death benefit, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

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


The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the policy." Thus, under many Qualified Policies there will be no "investment in the policy" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

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Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers
and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

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

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn. We may also defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy. We will not defer payment from the Guarantee Account if the amount is used to make premium payments on policies with us.

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Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.


SALES OF THE POLICIES

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5.5% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Account Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Policy is surrendered during the first Policy year.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, Oppenheimer Variable Account Funds and The Prudential Series Fund, Inc.

The amount of commissions we pay may vary based on the options that are available under a Policy and on the optional benefits an Owner elects when he or she purchases the Policy. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Policy, Account Values and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Policy is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Policy. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Policy is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Policy.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Because the Subaccounts which are available under this Contract did not begin operation before the date of this Prospectus, we did not include financial information for the Subaccounts in this Prospectus or in the SAI.

Appendix

Some of the Investment Subdivisions available under this Policy invest in portfolios with a 12b-1 fee or a Service Share fee (see Portfolio Annual Expenses). Performance for certain of these Investment Subdivisions may reflect the historical performance of a different class of the portfolio underlying the Investment Subdivision. With respect to these Investment Subdivisions, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee on Service Share fee. The performance information shown in this Appendix is based on information provided by the Funds and may reflect fee waivers and expense reimbursements provided by certain Funds. We cannot guarantee that these fee waivers and expense reimbursements will continue. See Portfolio Annual Expenses.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                              For the  For the  For the   From the    Date of
                               1-year   5-year  10-year   Inception  Inception
                               period   period   period  In Separate    In
                               ended    ended    ended   Account to  Separate
                              12/31/00 12/31/00 12/31/00  12/31/00   Account*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                NA      NA       NA     -22.34    06/30/00
 AIM V.I. Value Fund               NA      NA       NA     -18.97    06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio          NA      NA       NA       4.36    06/30/00
 Growth and Income Portfolio       NA      NA       NA     -23.86    06/30/00
 Quasar Portfolio                  NA      NA       NA     -17.14    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                     NA      NA       NA     -31.16    06/30/00
 Dreyfus Socially Responsible
  Growth Fund                      NA      NA       NA     -17.76    06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                      -14.13    2.76       NA       5.44    01/04/95
 Federated International
  Small Company Fund II            NA      NA       NA     -20.14    06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio     3.20   11.57    15.49      12.29    05/02/88
 VIP Growth Portfolio          -16.59   17.40    18.15      15.34    05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio   -12.06   15.95       NA      19.45    01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                     -8.81      NA       NA      13.49    05/01/97
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       3.58      NA       NA      15.63    05/01/97
 Money Market Fund**            -1.46    3.78     3.45       3.96    05/02/88
 Premier Growth Equity Fund     10.25      NA       NA       3.83    05/03/99
 S&P 500 Index Fund            -14.54   16.34    16.37      13.96    05/02/88
 Small-Cap Value Equity Fund       NA      NA       NA      10.86    06/30/00
 U.S. Equity Fund               -5.50      NA       NA       7.40    05/01/98
 Value Equity Fund                 NA      NA       NA      -4.02    06/30/00
Janus Aspen Series
 Aggresive Growth              -37.41   18.26       NA      20.64    09/13/93
 Balanced Portfolio             -6.30   17.11       NA      17.67    10/02/95
 Capital Appreciation
  Portfolio                    -23.69      NA       NA      29.30    05/01/97
 Global Life Sciences
  Portfolio                        NA      NA       NA       4.15    06/30/00
 Global Technology Portfolio       NA      NA       NA     -38.03    06/30/00
 Worldwide Growth Portfolio    -21.26   21.07       NA      20.42    09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series              NA      NA       NA     -13.82    06/30/00
 MFS(R) Growth with Income
  Series                           NA      NA       NA      -4.93    06/30/00
 MFS(R) New Discovery Series       NA      NA       NA     -14.00    06/30/00
 MFS(R) Utilities Series           NA      NA       NA      -0.95    06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities/VA                    NA      NA       NA      -9.43    06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA          NA      NA       NA     -13.38    06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio            NA      NA       NA       0.73    06/30/00
 High Yield Bond Portfolio         NA      NA       NA      -4.12    06/30/00
 Long-Term U.S. Government
  Bond Portfolio                   NA      NA       NA       8.16    06/30/00
 Total Return Bond Portfolio       NA      NA       NA       2.71    06/30/00
The Prudential Series Fund,
 Inc.
 Prudential Equity Portfolio    -1.99      NA       NA      -2.35    05/01/01
 Prudential Jennison
  Portfolio                        NA      NA       NA     -37.61    05/01/01
 SP Prudential U.S. Emerging
  Growth Portfolio                 NA      NA       NA         NA    05/01/01
 SP Jennison International
  Growth Portfolio                 NA      NA       NA     -17.43    05/01/01
Rydex Variable Trust
 Rydex OTC Fund                    NA      NA       NA     -43.94    06/30/00
------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in Separate Account 4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level charge equal to those currently assessed under the Policy. This data is not intended to guarantee or project future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000 (the portfolio inception), and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect portfolio charges and expenses deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4) and the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), and reflect deductions for the annual policy maintenance charge (we assume that your Account Value will at least equal $10,000). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional death benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
     Non-Standardized Performance Data assuming surrender at the end of the applicable time period.

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception
                               period   period   period  In Separate Portfolio
                               ended    ended    ended   Account to  Inception
                              12/31/00 12/31/00 12/31/00  12/31/00     Date*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund            -16.07   13.92       NA      15.95    05/05/93
 AIM V.I. Value Fund           -19.89   14.34       NA      15.91    05/05/93
Alliance Variable Products
 Series Fund, Inc.
 Growth and Income Portfolio     9.00   17.78       NA      13.56    01/14/91
 Premier Growth Portfolio      -22.07   19.97       NA      18.57    06/26/92
 Quasar Portfolio              -11.45      NA       NA       4.62    08/05/96
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                 -37.44      NA       NA     -30.24    12/15/99
 Dreyfus Socially Responsible
  Growth Fund                  -16.18   16.94       NA      16.30    10/15/93
Federated Insurance Series
 Federated High Income Bond
  Fund II                      -14.13    2.76       NA       4.09    03/01/94
 Federated International
  Small Company Fund II            NA      NA       NA     -25.66    05/01/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio     3.20   11.57    15.49      11.45    10/09/86
 VIP Growth Portfolio          -16.59   17.40    18.15      14.43    10/09/86
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio   -12.06   15.95       NA      19.44    01/03/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                     -8.81      NA       NA      13.04    12/31/96
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       3.58      NA       NA      15.63    05/01/97
 Money Market Fund**             1.46    3.78     3.45       3.97    06/30/85
 Premier Growth Equity Fund    -10.25      NA       NA      19.87    12/12/97
 S&P 500 Index Fund            -14.54   16.34    16.37      13.55    04/14/85
 Small-Cap Value Equity Fund       NA      NA       NA       9.15    05/01/00
 U.S. Equity Fund               -5.50   17.23       NA      19.98    01/02/95
 Value Equity Fund                 NA      NA       NA      -5.81    05/01/00
Janus Aspen Series
 Aggresive Growth              -37.41   18.26       NA      20.64    09/13/93
 Balanced Portfolio             -6.30   17.11       NA      15.61    09/13/93
 Capital Appreciation
  Portfolio                    -23.69      NA       NA      29.30    05/01/97
 Global Life Sciences
  Portfolio                        NA      NA       NA     -11.89    01/15/00
 Global Technology Portfolio       NA      NA       NA     -39.75    01/15/00
 Worldwide Growth Portfolio    -21.26   21.07       NA      20.42    09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series          -11.43      NA       NA      14.50    05/03/99
 MFS(R) Growth with Income
  Series                        -5.25   14.28       NA      15.05    10/09/95
 MFS(R) New Discovery Series    -7.12      NA       NA      20.78    04/29/98
 MFS(R) Utilities Series         2.24   19.15       NA      21.31    01/03/95
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities/VA                  0.12   20.82    14.23      14.05    11/12/90
 Oppenheimer Main Street
  Growth & Income Fund/VA      -14.01   13.70       NA      17.10    07/05/95
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio          3.61      NA       NA       0.06    02/16/99
 High Yield Bond Portfolio      -5.83      NA       NA      -1.13    04/30/98
 Long-Term U.S. Government
  Bond Portfolio                16.86      NA       NA       5.99    04/30/99
 Total Return Bond Portfolio     5.54      NA       NA       2.93    12/24/97
The Prudential Series Fund,
 Inc.
 Prudential Equity Portfolio    -1.99      NA       NA      -2.35    05/03/99
 Prudential Jennison
  Portfolio                        NA      NA       NA     -37.61    02/09/00
 SP Prudential U.S. Emerging
  Growth Portfolio                 NA      NA       NA               08/11/00
 SP Jennison International
  Growth Portfolio                 NA      NA       NA     -17.43    10/03/00
Rydex Variable Trust
 Rydex OTC Fund                -43.99      NA       NA      25.33    05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Account 4. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                                    Table 3
   Non-Standardized Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -12.28   13.67       NA   05/05/93
 AIM V.I. Value Fund                        -15.96   14.08       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio                 11.85   17.44       NA   01/14/91
 Premier Growth Portfolio                   -18.06   19.58       NA   06/26/92
 Quasar Portfolio                            -7.84      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -32.86      NA       NA   12/15/99
 Dreyfus Socially Responsible Growth Fund   -12.39   16.62       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -10.42    2.85       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.26   11.38    15.15   10/09/86
 VIP Growth Portfolio                       -12.78   17.06    17.81   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.43   15.65       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.30      NA       NA   12/31/96
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.62      NA       NA   05/01/97
 Money Market Fund**                          4.59    3.83     3.15   06/30/85
 Premier Growth Equity Fund                  -6.69      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.82   16.03    16.03   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.12   16.90       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggresive Growth                           -32.83   17.91       NA   09/13/93
 Balanced Portfolio                          -2.89   16.78       NA   09/13/93
 Capital Appreciation Portfolio             -19.62      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Worldwide Growth Portfolio                 -17.28   20.65       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                        -7.82      NA       NA   05/03/99
 MFS(R) Growth with Income Series            -1.87   14.02       NA   10/09/95
 MFS(R) New Discovery Series                 -3.67      NA       NA   04/29/98
 MFS(R) Utilities Series                      5.33   18.78       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities/VA             3.30   20.41    13.90   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -10.30   13.45       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       6.65      NA       NA   02/16/99
 High Yield Bond Portfolio                   -2.43      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    19.41      NA       NA   04/30/99
 Total Return Bond Portfolio                  8.52      NA       NA   12/24/97
The Prudential Series Fund, Inc.
 Prudential Equity Portfolio                  1.27      NA       NA   05/03/99
 Prudential Jennison Portfolio                  NA      NA       NA   02/09/00
 SP Prudential U.S. Emerging Growth
  Portfolio                                     NA      NA       NA   08/11/00
 SP Jennison International Growth
  Portfolio                                     NA      NA       NA   10/03/00
Rydex Variable Trust
 Rydex OTC Fund                             -39.16      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated May 1, 2001 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
Termination of Participation Agreements.....................................   3
Calculation of Performance Data.............................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   6
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Trustee...................................................................   8
  Written Notice............................................................   8
Distribution of the Policies................................................   9
Legal Developments Regarding Employment-Related Benefit Plans...............   9
Regulation of GE Life & Annuity.............................................   9
Legal Matters...............................................................   9
Experts.....................................................................   9
Financial Statements........................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held (subject to certain restrictions described in the Policy. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   We will value the assets in Account 4 at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   The Prudential Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

   From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP-ES)/UV) X ( 365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV)) 365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider and/or the OEDB rider.

     Current Yield 4.55% as of December 31, 2000

     Effective Yield 4.65% as of December 31, 2000

   Past performance is not a guarantee or projection of future results.

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charges and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges or the OEDB charge.

     5. Total return assumes the payment of a full 4% bonus credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

   TR =  the average annual total return for the period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P =   a hypothetical single investment of $1,000.

   N =   the duration of the period (in years).

   Past performance is not a guarantee or projection of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1
where:

   CTR = the cumulative total return for the period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P =    a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated as well as by standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If the Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Trustee

   If a trustee is names as the Owner or Beneficiary of this policy and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of policy benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment fo the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

Regulation of GE Life & Annuity

   Besides Federal securities laws and Virginia insurance law, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel and Secretary of GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

     The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.



Financial Statements

     This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of Separate Account 4.(12)

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account
           4 to GE Life & Annuity Separate Account 4.(13)

 (1)(b)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Asset Manager
           Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust.(12)

 (1)(c)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series.(12)

 (1)(d)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of twenty-two (22) additional subdivisions of the Separate Account, investing in shares of Money
           Market Portfolio, High Income Portfolio, Equity-Income Portfolio,
           Growth Portfolio and Overseas Portfolio of the Fidelity Variable
           Insurance Products Fund; Asset Manager Portfolio of the Fidelity
           Variable Insurance Products Fund II; Money Market Portfolio,
           Government Securities Portfolio, Common Stock Index Portfolio, Total
           Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited
           Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio,
           Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the
           Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital
           Appreciation Fund, Growth Fund, Multiple Strategies Fund of the
           Oppenheimer Variable Account Funds.(12)

 (1)(e)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance Management
           Series, and the Contrafund Portfolio of the Variable Insurance
           Products Fund II.(10)

 (1)(f)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities
           Portfolio of Life of Virginia Series Fund.(12)

 (1)(g)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of four additional subdivisions of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization
           Portfolio of The Alger American Fund, and the Balanced Portfolio and
           Flexible Income Portfolio of the Janus Aspen Series.(8)

 (1)(h)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
           Series, and the International Growth Portfolio of the Janus Aspen
           Series.(9)

 (1)(i) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of twelve additional subdivisions of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable
        Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

 (1)(j) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Capital
        Appreciation Portfolio of the Janus Aspen Series.(11)

 (1)(k) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of six additional subdivisions of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman
        Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman
        Sachs Variable Insurance Trust. Further a name change for Oppenheimer
        Variable Account Fund Capital Appreciation Fund to Oppenheimer Variable
        Account Fund Aggressive Growth Fund.(12)

 (1)(l) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing additional Subdivisions of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
        Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds,
        Inc.(12)

 (1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of Ninety-six additional subdivisions of the Separate Account.(15)

 (1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional Subaccounts investing in shares of GE
        Premier Growth Equity Fund of GE Investments Funds, Inc.(17)

 (1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing change in Name of Subdivisions of Oppenheimer
        Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
        Insurance Trust.(17)

 (1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional Subaccounts investing in shares of AIM
        V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM
        V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I.
        Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth &
        Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio,
        Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
        Products Series Fund; The Dreyfus Socially Responsible Growth Fund,
        Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth
        Portfolio of Fidelity Variable Insurance Products Fund; Contrafund
        Portfolio of Fidelity Variable Insurance Products Fund II; Growth &
        Income Portfolio and Mid Cap Portfolio of Fidelity Variable Insurance
        Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P
        500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE
        Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced
        Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio,
        Global Sciences Portfolio, Global Technology Portfolio, Growth
        Portfolio, High Yield Portfolio, International Growth Portfolio, and
        Worldwide Growth Portfolio of Janus Aspen Series; Global Securities
        Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Variable
        Account Funds; Foreign Bond Portfolio, High Yield Bond Portfolio, Long-
        Term U.S. Government Bond Portfolio and Total Return Bond Portfolio of
        PIMCO Variable Insurance Trust; and OTC Fund of Rydex Variable
        Trust.(19)

 (1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subdivisions of Separate Account
        4, investing in shares of Global Life Sciences and Global Technology
        Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc.(21)

 (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subaccounts of Separate Account
        4, investing in shares of Dreyfus Investment Portfolios- Emerging
        Markets Portfolio of The Dreyfus Corporation; Federated High Income
        Bond Fund II and Federated International Small Company Fund II of the
        Federated Insurance Series; Mid-Cap Value Equity, Small-Cap Value
        Equity Fund, and Value Equity Fund of GE Investments Funds, Inc; MFS
        Growth Series, MFS Growth With Income Series, MFS New Discovery Series and MFS Utilities Series of the Massachusetts Financial Services
        Company Variable Insurance Trust.(22)

 (1)(s) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate
           Account 4, investing in shares of Equity Portfolio, Prudential
           Jennison Portfolio, SP Jennison International Growth Portfolio, and
           SP Prudential U.S. Emerging Growth Portfolio of the Prudential
           Series Fund, Inc.(24)

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 13, 1997 between The Life
           Insurance Company of Virginia and Capital Brokerage Corporation.(12)

 (b)       Dealer Sales Agreement dated December 12, 1997.(12)

 (4)(a)    Form of Contract

 (a)(i)    Policy Form P1152 1/99

 (b)       Endorsements to Contract.

 (b)(i)    Terminal Illness Nursing Home Endorsement P5122 10/98.(12)

 (b)(ii)   IRA Endorsement P5090F 7/97.(12)

 (b)(iii)  Roth IRA P5100 6/99.(12)

 (b)(iv)   Optional Death Benefit Rider P5135 4/00.(19)

 (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00.(23)

 (b)(vi)   Optional Enhanced Death Benefit Rider P5153 12/00.(24)

 (b)(vii)  Guaranteed Minimum Death Benefit Rider P5157 10/00.(24)

 (b)(viii) Death Benefit Available at Death of Annuitant Endorsement P5150
           12/00.(24)

 (b)(ix)   Optional Enhanced Death Benefit Rider P5161 3/01.(25)

 (5)(a)    Form of Application.(19)

 (6)(a)    Certificate of Incorporation of The Life Insurance Company of
           Virginia.(12)

 (6)(a)(i) Amended and Restated Articles of Incorporation of GE Life and
           Annuity Assurance Company

 (b)       By-Laws of The Life Insurance Company of Virginia.(12)

 (b)(i)    Amended and Restated By-Laws of GE Life and Annuity Assurance
           Company

 (7)       Not Applicable.

 (8)(a)    Participation Agreement among Variable Insurance Products Fund,
           Fidelity Distributors Corporation, And The Life Insurance Company of
           Virginia.(12)

 (a)(i)    Amendment to Participation Agreement Referencing Policy Form
           Numbers.(12)

 (a)(ii)   Amendment to Participation Agreement among Variable Insurance
           Products Fund II, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

 (a)(iii)  Amendment to Participation Agreement among Variable Insurance
           Products Fund, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

 (a)(iv)   Amendment to Participation Agreement Variable Insurance Products
           Fund, Fidelity Distributors Corporation and GE Life and Annuity
           Assurance Company.(22)

 (b)       Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, And The Life Insurance Company of
           Virginia.(12)

 (b)(i)    Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(22)

 (c)       Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia.(12)

 (c)(i)    Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance
           Company.(22)

 (d) Participation Agreement between Janus Capital Corporation and Life of Virginia.(12)

 (e)     Participation Agreement between Insurance Management Series, Federated
         Securities Corporation, and The Life Insurance Company of
         Virginia.(12)

 (e)(i)  Amendment to Participation Agreement between Federated Securities
         Corporation and GE Life and Annuity Assurance Company.(22)

 (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

 (f)(i)  Amendment to Fund Participation Agreement between The Alger American
         Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
         Company.(17)

 (g) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(8)

 (g)(i)  Amendment to Variable Insurance Products Fund III, Fidelity
         Distributors Corporation and GE Life and Annuity Assurance
         Company.(22)

 (h)     Participation Agreement between PBHG Insurance Series Fund, Inc. and
         The Life Insurance Company of Virginia.(8)

 (i)     Participation Agreement between Goldman Sach Variable Series Funds and
         The Life Insurance Company of Virginia.(12)

 (j) Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance Company of Virginia.(14)

 (k)     Participation Agreement between GE Investments Funds, Inc. and The
         Life Insurance Company of Virginia.(14)

 (k)(i)  Amendment to Fund Participation Agreement between GE Investments
         Funds, Inc. and GE Life and Annuity Assurance Company.(17)

 (k)(ii) Amendment to Fund Participation Agreement between GE Investments
         Funds, Inc. and GE Life and Annuity Assurance Company.(22)

 (l)     Participation Agreement between AIM Variable Insurance Series and GE
         Life and Annuity Assurance Company.(21)

 (m)     Participation Agreement between Alliance Variable Products Series
         Fund, Inc. and GE Life and Annuity Assurance Company.(22)

 (n)     Form of Participation Agreement between Dreyfus and GE Life and
         Annuity Assurance Company.(22)

 (o)     Participation Agreement between MFS Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(22)

 (p)     Participation Agreement between PIMCO Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(22)

 (q)     Participation Agreement between Rydex Variable Trust and GE Life and
         Annuity Assurance Company.(22)

 (r)     Participation Agreement between The Prudential Series Fund, Inc. and
         GE Life and Annuity Assurance Company.(24)

 (9)     Opinion and Consent of Counsel.(25)

 (10)(a) Consent of Counsel.(25)

 (b)     Consent of Independent Auditors.(25)

 (11)    Not Applicable.

 (12)    Not Applicable.

 (13)    Schedule showing computation for Performance Data.(9)

 (14)(a) Power of Attorney dated April 16, 1997.(11)

 (b)     Power of Attorney dated April 15, 1999.(17)

 (c)     Power of Attorney dated December 17, 1999.(18)

 (d)     Power of Attorney dated April 4, 2000.(21)

 (e)     Power of Attorney dated June 30, 2000.(23)

 (f)     Power of Attorney dated July 21, 2000.(23)

--------

 (8) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
(10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
(11) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(12) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.
(13) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.
(14) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(15) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on January 27, 1999.
(16) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-63531 filed with the Securities and Exchange Commission on March 12, 1999.
(17) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 30, 1999.
(18) Incorporated herein by reference to the Registrant's Registration Statement on Form N-4, File No.333-96513 filed with the Securities and Exchange Commission on December 22, 1999.
(19) Incorporated herein by reference to the initial filing to the Registrant's Registration Statement on FormN-4, File No. 33-31172 filed with the Securities and Exchange Commission on February 25, 2000.
(20) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96513 filed with the Securities and Exchange Commission on March 15, 2000.
(21) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 28, 2000.
(22) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on June 2, 2000.

(23) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September 1, 2000.

(24) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form No. 4, File No. 333-62695 filed with the Securities and Exchange Commission on February 28, 2001.

(25) Filed herewith.

Item 25. Directors and Officers of GE Life & Annuity

 Name                                  Positions and Offices with Depositor
 ----                                  ------------------------------------
 Pamela S. Schutz.......... Chairman of the Board and Chief Executive Officer of GE
                            Life & Annuity Assurance Company since 6/2000; Director
                            and President, GE Life & Annuity since 5/98; President of
                            The Harvest Life Insurance Company 9/97-12/98; President,
                            GE Capital Realty Group 2/78-5/97.

 Selwyn L. Flournoy, Jr. .. Director, GE Life & Annuity since 5/89; Senior Vice
                            President, GE Life & Annuity, since 1980; Chief Financial
                            Officer 1980-1998.

 Victor C. Moses........... Director, GE Life & Annuity, since 5/96; Director of GNA since April, 1994; Senior Vice President, Business
                            Development and Chief Actuary of GNA since May, 1993.

 Thomas M. Stinson......... Director and Senior Vice President, Senior Vice President
                            GE Life and Annuity Assurance Company, since 4/00.
                            President; Personal Financial Services GE Life and
                            Annuity Assurance Company; General Manager Home Depot
                            Credit Services 1989-1999.

 Leon E. Roday............. Senior Vice President & Director, GE Life & Annuity since
                            6/99; Senior Vice President & Director, GE Financial
                            Assurance since 1996. LeBoeuf, Lamb, Greene & MacRae,
                            L.L.P. 1982-1996.

 Geoffrey S. Stiff......... Senior Vice President, GE Life & Annuity, since 3/99;
                            Director, GE Life & Annuity, since 5/96; Vice President,
                            GE Life & Annuity 5/96-3/99; Director of GNA since April,
                            1994; Senior Vice President, Chief Financial Officer and
                            Treasurer of GNA since May, 1993; Senior Vice President,
                            Controller and Treasurer of GNA Investors Trust since
                            1993.

 Donita M. King............ Senior Vice President, General Counsel and Secretary, GE
                            Life & Annuity since 3/99, Assistant General Counsel,
                            Prudential Insurance Company of America, 3/89-3/99.

 Elliot A. Rosenthal....... Director and Senior Vice President of GE Life and Annuity
                            Assurance Company since June, 2000; Senior Vice President
                            and Senior Investment Officer of the GE Financial
                            Assurance Institutional Stable Value Group since 1982.

 Timothy C. Stonesifer..... Senior Vice President and Chief Financial Officer of GE
                            Life and Annuity Assurance Company since July, 2000;
                            Chief Financial Officer of Union Fidelity Life Insurance
                            Company, 2/98 to 7/2000; Auditor and Financial Analyst,
                            General Electric Corporation, 7/89-2/98.

 Gary T. Prizzia........... Treasurer, GE Life and Annuity Assurance/GE Financial
                            Assurance Company since 1/00. Treasurer/Risk Manager,
                            Budapest Bank, 10/96-01/00.

 Kelly L. Groh............. Vice President and Controller/Sr. Finance Analyst, GE
                            Life and Annuity Assurance Company since 3/96; Staff
                            Accountant, Price Waterhouse, 9/90-3/96.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                              ORGANIZATIONAL CHART


                 -------------  General Electric
                 |                   Company
           Other Subsidiaries          |
                                     (100%)
                                       |
                                General Electric
                                Capital Services
                                       |
                                     (100%)
                                       |
                                General Electric
                              Capital Corporation
                                       |
                                     (100%)
                                       |
                             GE Financial Assurance
                                 Holdings, Inc.
                                       |
                                     (100%)
                                       |
                                GNA Corporation
                                       |
                                     (100%)
                                       |
                                General Electric
                           Capital Assurance Company ---
                                       |               |
                                    (82.5%)            |
                                       |               |
                                       |     Federal Home Life  Phoenix American
                                       |     Insurance Company   Life Insurance
                                       |          (11.7%)            Company
                                       |             |                (3.1%)
                                       |             |                  |
                                       |             |                  |
                                       |             |                  |
                              GE Life and Annuity -----------------------
                               Assurance Company



Item 27. Number of Contractowners

   There are 26,651 policyowners invested in this product as of April 1, 2001.

Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, and 4.

   (b)

                                                     Positions and Offices with
          Name                   Address                    Underwriter
          ----                   -------             --------------------------
Christopher A. Cokinis... GE Financial           President and Chief Executive
                          Assurance 6630 W.      Officer
                          Broad Street
                          Richmond, VA 23230
David J. Beck............ GE Financial           Senior Vice President & Chief
                          Assurance 601 Union    Investment Officer
                          St., Ste. 5600
                          Seattle, WA 98101
Thomas W. Casey.......... GE Financial           Senior Vice President & Chief
                          Assurance 6604 W.      Financial Officer
                          Broad St. Richmond,
                          VA 23230
Gary T. Prizzia.......... GE Financial           Treasurer
                          Assurance 6604 W.
                          Broad Street
                          Richmond, VA 23230
Scott A. Curtis.......... GE Financial           Senior Vice President
                          Assurance 6610 W.
                          Broad Street
                          Richmond, VA 23230
Victor C. Moses.......... GE Financial           Senior Vice President
                          Assurance 601 Union
                          St., Ste. 5600
                          Seattle, WA 98101

                                                      Positions and Offices with
         Name                   Address                      Underwriter
         ----                   -------               --------------------------
Geoffrey S. Stiff.....   GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Marycatherine Savage..   GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101
Ward E. Bobitz........   GE Financial Assurance   Vice President & Assistant
                         6604 W. Broad St.        Secretary
                         Richmond, VA 23230
Brenda Daglish........   GE Financial Assurance   Vice President & Assistant
                         6604 W. Broad St.        Treasurer
                         Richmond, VA 23230
William E. Daner,        GE Financial Assurance   Vice President, Counsel &
 Jr...................   6610 W. Broad St.        Secretary
                         Richmond, VA 23230
Richard G. Fucci......   GE Financial Assurance   Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.

Item 31. Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

Statement Pursuant to Rule 6c-7

   GE Life & Annuity offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

Section 403(b) Representations

   GE Life & Annuity represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

Section 26(e)(2)(A) Representation

   GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, and certifies that it meets all the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 25th day of April, 2001.

                                          GE Life & Annuity Separate Account 4
                                            (Registrant)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                          Company
                                            (Depositor)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chairman of the        4/25/01
______________________________________  Board, Chief Executive
           Pamela S. Schutz             Officer and President

     /s/ Selwyn L. Flournoy, Jr.       Director, Senior Vice            4/25/01
______________________________________  President
       Selwyn L. Flournoy, Jr.

                  *                    Director, Senior Vice            4/25/01
______________________________________  President
          Thomas M. Stinson

                  *                    Senior Vice President,           4/25/01
______________________________________  Chief Financial Officer
          Timothy Stonesifer

                  *                    Vice President and               4/25/01
______________________________________  Controller
            Kelly L. Groh

                  *                    Director                         4/25/01
______________________________________
           Victor C. Moses

              Signature                          Title                   Date
              ---------                          -----                   ----
                  *                    Director                         4/25/01
______________________________________
          Geoffrey S. Stiff

                  *                    Director                         4/25/01
______________________________________
         Elliot A. Rosenthal

* By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on July 21, 2000.

                                  EXHIBIT LIST

 Exhibit 9        Opinion and Consent of Counsel

 Exhibit 10a      Consent of Counsel

 Exhibit 10b      Consent of Independent Auditors

 Exhibit 4(b)(ix) Optional Enhanced Death Benefit Rider P5161 3/01